Document and Entity Information (USD $)	12 Months Ended
	Apr. 30, 2011	Oct. 31, 2010	Jun. 20, 2011 Common Class A [Member]	Jun. 20, 2011 Common Stock, Class B, nonvoting [Member]
Entity Registrant Name	BROWN FORMAN CORP
Entity Central Index Key	0000014693
Document Type	10-K
Document Period End Date	Apr 30, 2011
Amendment Flag	false
Document Fiscal Year Focus	2011
Document Fiscal Period Focus	FY
Current Fiscal Year End Date	--04-30
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer
Entity Public Float		$ 5,200,000,000
Entity Common Stock, Shares Outstanding			56,534,863	88,362,029

Consolidated Statements of Operations (USD $) In Millions, except Per Share data	12 Months Ended
	Apr. 30, 2011	Apr. 30, 2010	Apr. 30, 2009
Consolidated Statements of Operations [Abstract]
Net sales	$ 3,404	$ 3,226	$ 3,192
Excise taxes	818	757	711
Cost of sales	862	858	904
Gross profit	1,724	1,611	1,577
Advertising expenses	366	350	383
Selling, general, and administrative expenses	574	539	548
Amortization expense	5	5	5
Other (income) expense, net	(76)	7	(20)
Operating income	855	710	661
Interest income	3	3	6
Interest expense	29	31	37
Income before income taxes	829	682	630
Income taxes	257	233	195
Net income	$ 572	$ 449	$ 435
Earnings per share:
Basic	$ 3.92	$ 3.03	$ 2.88
Diluted	$ 3.9	$ 3.02	$ 2.87

Consolidated Balance Sheets (USD $) In Millions	Apr. 30, 2011	Apr. 30, 2010
Assets
Cash and cash equivalents	$ 567	$ 232
Accounts receivable, less allowance for doubtful accounts of $16 in 2010 and $18 in 2011	496	418
Inventories:
Barreled whiskey	330	299
Finished goods	150	142
Work in process	120	157
Raw materials and supplies	47	53
Total inventories	647	651
Current deferred tax assets	48	42
Other current assets	218	184
Total current assets	1,976	1,527
Property, plant and equipment, net	393	468
Goodwill	625	666
Other intangible assets	670	669
Deferred tax assets	12	11
Other assets	36	42
Total assets	3,712	3,383
Liabilities
Accounts payable and accrued expenses	412	342
Accrued income taxes	32	4
Current deferred tax liabilities	8	9
Short-term Borrowings	0	188
Current portion of long-term debt	255	3
Total current liabilities	707	546
Long-term debt, less unamortized discount of $1 in 2010 and $2 in 2011	504	508
Deferred tax liabilities	150	82
Accrued pension and other postretirement benefits	203	283
Other liabilities	88	69
Total liabilities	1,652	1,488
Commitments and contingencies
Common stock:
Additional paid-in capital	55	59
Retained earnings	2,710	2,464
Accumulated other comprehensive (loss) income, net of tax:
Pension and other postretirement benefits adjustment	(165)	(190)
Cumulative translation adjustment	48	11
Unrealized gain (loss) on cash flow hedge contracts	(14)	3
Treasury stock, at cost (9,364,000 and 11,337,000 shares in 2010 and 2011, respectively)	(598)	(476)
Total stockholders' equity	2,060	1,895
Total liabilities and stockholders' equity	3,712	3,383
Common Stock, Class A, voting [Member]
Common stock:
Common stock	9	9
Accumulated other comprehensive (loss) income, net of tax:
Total stockholders' equity		9
Common Stock, Class B, nonvoting [Member]
Common stock:
Common stock	15	15
Accumulated other comprehensive (loss) income, net of tax:
Total stockholders' equity	$ 15	$ 15

Consolidated Balance Sheets (Parenthetical) (USD $) In Millions, except Share data	Apr. 30, 2011	Apr. 30, 2010
Assets
Allowance for doubtful accounts	$ 18	$ 16
Liabilities
Unamortized discount	$ 2	$ 1
Common stock:
Treasury stock	11,337,000	9,364,000
Common Stock, Class A, voting [Member]
Common stock:
Common Stock, par value	$ 0.15	$ 0.15
Common Stock, shares authorized	57,000,000	57,000,000
Common Stock, shares issued	56,964,000	56,964,000
Common Stock, Class B, nonvoting [Member]
Common stock:
Common Stock, par value	$ 0.15	$ 0.15
Common Stock, shares authorized	100,000,000	100,000,000
Common Stock, shares issued	99,363,000	99,363,000

Consolidated Statements of Cash Flows (USD $) In Millions	12 Months Ended
	Apr. 30, 2011	Apr. 30, 2010	Apr. 30, 2009
Cash flows from operating activities:
Net income	$ 572	$ 449	$ 435
Adjustments to reconcile net income to net cash provided by operations:
Gain on sale of business	(38)
Non-cash asset write-downs		12	22
Depreciation and amortization	56	59	55
Gain on sale of brand names			(20)
Stock-based compensation expense	9	8	7
Deferred income taxes	32	11	12
Other	(2)	(1)
Changes in assets and liabilities, excluding the effects of sale of business:
Accounts receivable	(57)	(35)	33
Inventories	(42)	21	(34)
Other current assets	(2)	24	(5)
Accounts payable and accrued expenses	21	(14)	4
Accrued income taxes	7	(2)	(8)
Noncurrent assets and liabilities	(29)	13	(10)
Cash provided by operating activities	527	545	491
Cash flows from investing activities:
Proceeds from sale of business	234
Additions to property, plant, and equipment	(39)	(34)	(49)
Proceeds from sale of property, plant, and equipment	12	2
Acquisition of brand names and trademarks	(1)
Proceeds from sale of brand names and trademarks			17
Computer software expenditures	(3)	(3)	(5)
Cash (used for) provided by investing activities	203	(35)	(37)
Cash flows from financing activities:
Net repayment of short-term borrowings	(188)	(149)	(249)
Repayment of long-term debt	(3)	(153)	(4)
Proceeds from long-term debt	248		249
Debt issuance costs	(2)		(2)
Net payments related to exercise of stock-based awards	(7)	(6)	(6)
Excess tax benefits from stock-based awards	8	3	4
Acquisition of treasury stock	(136)	(158)	(39)
Dividends paid	(326)	(174)	(169)
Cash used for financing activities	(406)	(637)	(216)
Effect of exchange rate changes on cash and cash equivalents	11	19	(17)
Net increase (decrease) in cash and cash equivalents	335	(108)	221
Cash and cash equivalents, beginning of period	232	340	119
Cash and cash equivalents, end of period	567	232	340
Supplemental disclosure of cash paid for:
Interest	26	32	34
Income taxes	$ 203	$ 219	$ 222

Consolidated Statements of Stockholders' Equity (USD $) In Millions, except Share data in Thousands	Total	Additional Paid-in Capital	Retained Earnings	Treasury Stock, at Cost	Accumulated Other Comprehensive Income (Loss)	Common Class A [Member]	Common Class B [Member]
Beginning Balance at Apr. 30, 2008		$ 74	$ 1,931	$ (304)	$ 5	$ 9	$ 10
Beginning Balance, shares at Apr. 30, 2008						56,573	64,019
Net income	435		435
Cash dividends ( $1.12, $1.18, and $2.24 per share in 2009, 2010, and 2011, respectively)			169
Stock distribution (Note 1)			(5)				5
Stock distribution (Note 1), shares							30,175
Net other comprehensive income (loss)	(147)				(147)
Change in measurement date of postretirement benefit plans, net of tax of $2 and $(6) (Note 11)			(3)		9
Acquisition of treasury stock				39
Acquisition of treasury stock, shares						22	843
Stock issued under compensation plans				10
Stock issued under compensation plans, shares						39	186
Stock-based compensation expense		5		2
Loss on issuance of treasury stock issued under compensation plans		16
Excess tax benefits from stock-based awards		4
Total Common Shares Outstanding	150,127
Ending Balance at Apr. 30, 2009	1,816	67	2,189	(331)	(133)	9	15
Ending Balance, shares at Apr. 30, 2009						56,590	93,537
Net income	449		449
Cash dividends ( $1.12, $1.18, and $2.24 per share in 2009, 2010, and 2011, respectively)			174
Net other comprehensive income (loss)	(43)				(43)
Acquisition of treasury stock				158
Acquisition of treasury stock, shares						12	3,398
Stock issued under compensation plans				13
Stock issued under compensation plans, shares						23	223
Stock-based compensation expense		8
Loss on issuance of treasury stock issued under compensation plans		19
Excess tax benefits from stock-based awards		3
Total Common Shares Outstanding	146,963
Ending Balance at Apr. 30, 2010	1,895	59	2,464	(476)	(176)	9	15
Ending Balance, shares at Apr. 30, 2010						56,601	90,362
Net income	572		572
Cash dividends ( $1.12, $1.18, and $2.24 per share in 2009, 2010, and 2011, respectively)			326
Net other comprehensive income (loss)	45				45
Acquisition of treasury stock				136
Acquisition of treasury stock, shares						40	2,200
Stock issued under compensation plans				14
Stock issued under compensation plans, shares							267
Stock-based compensation expense		9
Loss on issuance of treasury stock issued under compensation plans		21
Excess tax benefits from stock-based awards		8
Total Common Shares Outstanding	144,990
Ending Balance at Apr. 30, 2011	$ 2,060	$ 55	$ 2,710	$ (598)	$ (131)		$ 15
Ending Balance, shares at Apr. 30, 2011						56,561	88,429

Statements of Stockholder's Equity (Parenthetical) (USD $) In Millions, except Per Share data	12 Months Ended
	Apr. 30, 2011	Apr. 30, 2010	Apr. 30, 2009
Retained Earnings
Cash dividends	$ 2.24	$ 1.18	$ 1.12
Change in measurement date of postretirement benefit plans, tax			$ 2
Accumulated Other Comprehensive Income (Loss)
Change in measurement date of postretirement benefit plans, tax			$ (6)

Consolidated Statements of Comprehensive Income (USD $) In Millions	12 Months Ended
	Apr. 30, 2011	Apr. 30, 2010	Apr. 30, 2009
Consolidated Statements of Comprehensive Income [Abstract]
Net income	$ 572	$ 449	$ 435
Other comprehensive (loss) income:
Foreign currency translation adjustment	37	21	(109)
Amounts related to postretirement benefit plans:
Net actuarial (loss) gain and prior service cost, net of tax of $33, $46, and $(9) in 2009, 2010, and 2011, respectively	13	(66)	(52)
Reclassification to earnings, net of tax of $(3), $(2), and $(8) in 2009, 2010, and 2011, respectively	12	3	4
Amounts related to cash flow hedges:
Net gain (loss) on hedging instruments, net of tax of $(12), $7, and $10 in 2009, 2010, and 2011, respectively	(17)	(11)	16
Reclassification to earnings, net of tax of $4, and $(6) in 2009 and 2010, respectively		10	(6)
Net other comprehensive (loss) income	45	(43)	(147)
Total comprehensive income	$ 617	$ 406	$ 288

Consolidated Statements of Comprehensive Income (Parenthetical) (USD $) In Millions	12 Months Ended
	Apr. 30, 2011	Apr. 30, 2010	Apr. 30, 2009
Amounts related to postretirement benefit plans:
Net actuarial (loss) gain and prior service cost, tax	$ (9)	$ 46	$ 33
Reclassification to earnings, tax	(8)	(2)	(3)
Amounts related to cash flow hedges:
Net (loss) gain on hedging instruments, tax	10	7	(12)
Reclassification to earnings, tax		$ (6)	$ 4

Accounting Policies	12 Months Ended
Apr. 30, 2011
Accounting Policies [Abstract]
ACCOUNTING POLICIES
1. ACCOUNTING POLICIES
We prepare our consolidated financial statements in conformity with accounting principles generally accepted in the United States (GAAP). We also apply the following accounting policies when preparing our consolidated financial statements:
Principles of consolidation. Our consolidated financial statements include the accounts of all wholly owned and majority-owned subsidiaries. We use the equity method to account for investments in affiliates over which we can exercise significant influence (but not control). We carry all other investments in affiliates at cost. We eliminate all intercompany transactions.
Cash equivalents. Cash equivalents include bank demand deposits and all highly liquid investments with original maturities of three months or less.
Allowance for doubtful accounts. We evaluate the collectability of accounts receivable based on a combination of factors. When we are aware of circumstances that may impair a specific customer’s ability to meet its financial obligations, we record a specific allowance to reduce the net recognized receivable to the amount we believe will be collected. We write off the uncollectible amount against the allowance when we have exhausted our collection efforts.
Inventories. We state inventories at the lower of cost or market, with approximately 63% of consolidated inventories being valued using the last-in, first-out (LIFO) method. We value the remainder primarily using the first-in, first-out (FIFO) method. FIFO cost approximates current replacement cost. If we had used the FIFO method for all inventories, they would have been  $219 and  $204 higher than reported at April 30, 2010 and 2011, respectively.
Whiskey must be barrel-aged for several years, so we bottle and sell only a portion of our whiskey inventory each year. Following industry practice, we classify all barreled whiskey as a current asset. We include warehousing, insurance, ad valorem taxes, and other carrying charges applicable to barreled whiskey in inventory costs.
We classify bulk wine and agave inventories as work in process.
During 2009, we recorded a  $22 provision for inventory losses (included in cost of sales) resulting from abnormally high levels of mortality and disease in some of our agave fields.
Property, plant, and equipment. We state property, plant, and equipment at cost less accumulated depreciation. We calculate depreciation on a straight-line basis using our estimates of useful life, which are 20—40 years for buildings and improvements; 3—10 years for machinery, equipment, vehicles, furniture, and fixtures; and 3—7 years for capitalized software.
We assess our property, plant, and equipment for impairment whenever events or changes in circumstances indicate that the carrying value of those assets may not be recoverable. When we do not expect to recover the carrying value of an asset (or asset group) through undiscounted future cash flows, we write it down to its estimated fair value. We determine fair value using discounted estimated future cash flows, considering market values for similar assets when available.
Upon disposal or retirement of property, plant, and equipment, we remove its cost and accumulated depreciation from our balance sheet. Any gain or loss is reflected in operating income. We expense the cost of repairing and maintaining our property, plant, and equipment as costs are incurred.
Goodwill and other intangible assets. We have obtained most of our brands by acquiring other companies. Upon acquisition, the purchase price is first allocated to identifiable assets and liabilities, including intangible brand names and trademarks (“brand names”), based on estimated fair value, with any remaining purchase price recorded as goodwill. We do not amortize goodwill or intangible assets with indefinite lives. We consider all of our brand names to have indefinite lives.
We assess our goodwill and other indefinite-lived intangible assets for impairment at least annually. If the fair value of an asset is less than its book value, we write it down to its estimated fair value. Goodwill is evaluated for impairment if the book value of its reporting unit exceeds its estimated fair value. We estimate the fair value of a reporting unit using discounted estimated future cash flows. We typically estimate the fair value of a brand name using the “relief from royalty” method. We also consider market values for similar assets when available. Considerable management judgment is necessary to estimate fair value, including the selection of assumptions about future cash flows, discount rates, and royalty rates.
Foreign currency translation. The U.S. dollar is the functional currency for most of our consolidated operations. For those operations, we report all gains and losses from foreign currency transactions in current income. The local currency is the functional currency for some foreign operations. For those investments, we report cumulative translation effects as a component of accumulated other comprehensive income (loss), a component of stockholders’ equity.
Revenue recognition. We recognize revenue when title and risk of loss pass to the customer, typically when the product is shipped. Some sales contracts contain customer acceptance provisions that grant a right of return on the basis of either subjective or objective criteria. We record revenue net of the estimated cost of sales returns and allowances.
Sales discounts. Sales discounts, which are recorded as a reduction of net sales, totaled  $328,  $398, and  $461 for 2009, 2010, and 2011, respectively.
Excise taxes. Our sales are subject to excise taxes, which we collect from our customers and remit to governmental authorities. We present these taxes on a gross basis (included in net sales and costs before gross profit) in the consolidated statement of operations.
Cost of sales. Cost of sales includes the costs of receiving, producing, inspecting, warehousing, insuring, and shipping goods sold during the period.
Shipping and handling fees and costs. We report the amounts we bill to our customers for shipping and handling as net sales, and we report the costs we incur for shipping and handling as cost of sales.
Advertising costs. We expense the costs of advertising during the year when the advertisements first take place.
Selling, general, and administrative expenses. Selling, general, and administrative expenses include the costs associated with our sales force, administrative staff and facilities, and other expenses related to our non-manufacturing functions.
Income taxes. We base our annual provision for income taxes on the pre-tax income reflected in our consolidated statement of operations. We establish deferred tax liabilities or assets for temporary differences between financial and tax reporting bases and subsequently adjust them to reflect changes in tax rates expected to be in effect when the temporary differences reverse. We record a valuation allowance as necessary to reduce a deferred tax to the amount that we believe is more likely than not to be realized. We do not provide deferred income taxes on undistributed earnings of foreign subsidiaries that we expect to permanently reinvest.
We assess our uncertain income tax positions using a two-step process. First, we evaluate whether the tax position will more likely than not, based on its technical merits, be sustained upon examination, including resolution of any related appeals or litigation. For a tax position that does not meet this first criterion, we recognize no tax benefit. For a tax position that does meet the first criterion, we recognize a tax benefit in an amount equal to the largest amount of benefit that we believe has more than a 50% likelihood of being realized upon ultimate resolution.
Earnings per share. We calculate basic earnings per share by dividing net income available to common stockholders by the weighted average number of all unrestricted common shares outstanding during the period. Diluted earnings per share further includes the dilutive effect of stock options, stock-settled appreciation rights (SSARs), restricted stock units (RSUs), and deferred stock units (DSUs). We calculate that dilutive effect using the “treasury stock method” (as defined by GAAP).
We have granted restricted shares of common stock to certain employees as part of their compensation. These restricted shares, which have varying vesting periods, contain non-forfeitable rights to dividends declared on common stock. As a result, the unvested restricted shares are considered participating securities in the calculation of earnings per share in accordance with a new accounting standard that we adopted retrospectively effective May 1, 2009. The adoption decreased previously reported basic earnings per share for 2009 from  $2.89 to  $2.88.
The following table presents information concerning basic and diluted earnings per share:

	2009	2010	2011
Basic and diluted net income	$435	$449	$572
Income allocated to participating securities (restricted shares)	(1)	(1)	(1)

Net income available to common stockholders	$434	$448	$571

Share data (in thousands):
Basic average common shares outstanding	150,452	147,834	145,603
Dilutive effect of stock options, SSARs, RSUs, and DSUs	927	741	910

Diluted average common shares outstanding	151,379	148,575	146,513

Basic earnings per share	$2.88	$3.03	$3.92
Diluted earnings per share	$2.87	$3.02	$3.90
SSARs for approximately 1,899,000 common shares, 824,000 common shares, and 350,000 common shares were excluded from the calculation of diluted earnings per share for 2009, 2010, and 2011, respectively, because they were not dilutive for those periods under the treasury stock method.
Stock distribution. In September 2008, our Board of Directors authorized a stock split, effected as a stock dividend, of one share of Class B common stock for every four shares of either Class A or Class B common stock held by stockholders of record as of the close of business on October 6, 2008, with fractional shares paid in cash. The distribution took place on October 27, 2008. As a result of the stock distribution, we reclassified approximately  $5 from our retained earnings to our common stock account. The  $5 represents the  $0.15 par value per share of the shares issued in the stock distribution.
Stock-based compensation. Our stock-based compensation plan requires that we purchase shares to satisfy stock-based compensation requirements, thereby avoiding future dilution of earnings that would occur from issuing additional shares. We acquire treasury shares from time to time in anticipation of these requirements. We intend to hold enough treasury stock so that the number of diluted shares never exceeds the original number of shares outstanding at the inception of the stock-based compensation plan (as adjusted for any share issuances unrelated to the plan). The extent to which the number of diluted shares exceeds the number of basic shares is determined by how much our stock price has appreciated since the stock-based compensation was awarded, not by how many treasury shares we have acquired.
Estimates. To prepare financial statements that conform with generally accepted accounting principles, our management must make informed estimates that affect how we report revenues, expenses, assets, and liabilities, including contingent assets and liabilities. Actual results could (and probably will) differ from these estimates.
Recent accounting pronouncements. During fiscal 2011, we adopted new guidance for disclosures about allowances for doubtful accounts and about fair value measurements. Adopting this new accounting guidance had no material impact on our financial statements.

Balance Sheet Information	12 Months Ended
Apr. 30, 2011
Balance Sheet Information [Abstract]
BALANCE SHEET INFORMATION
2. BALANCE SHEET INFORMATION
Supplemental information on our year-end balance sheets is as follows:

April 30,	2010	2011
Other current assets:
Prepaid taxes	$99	$129
Other	85	89

	$184	$218

Property, plant, and equipment:
Land	$89	$69
Buildings	349	317
Equipment	491	446
Construction in process	15	11

	944	843
Less accumulated depreciation	476	450

	$468	$393

Accounts payable and accrued expenses:
Accounts payable, trade	$97	$126
Accrued expenses:
Advertising	55	72
Compensation and commissions	90	81
Excise and other non-income taxes	43	54
Self-insurance claims	12	11
Postretirement benefits	6	6
Interest	4	7
Other	35	55

	245	286

	$342	$412

Goodwill and Other Intangible Assets	12 Months Ended
Apr. 30, 2011
Goodwill and Other Intangible Assets [Abstract]
GOODWILL AND OTHER INTANGIBLE ASSETS
3. GOODWILL AND OTHER INTANGIBLE ASSETS
The following table shows the changes in the amounts recorded as goodwill (which includes no accumulated impairment losses) over the past two years:

Balance as of April 30, 2009	$675
Foreign currency translation adjustment and other	(9)

Balance as of April 30, 2010	666
Disposal of Hopland-based wine business (Note 14)	(49)
Foreign currency translation adjustment	8

Balance as of April 30, 2011	$625

As of April 30, 2010 and 2011, our other intangible assets consisted of:

	Gross Carrying		Accumulated
	Amount		Amortization
	2010	2011	2010	2011
Finite-lived intangible assets:
Distribution rights	$25	$25	$(17)	$(22)

Indefinite-lived intangible assets:
Trademarks and brand names	661	667	—	—
Amortization expense related to intangible assets was  $5 during each of the last three fiscal years. We expect to recognize amortization expense of  $3 in fiscal 2012.
As discussed in Note 1, we assess each of our indefinite-lived intangible assets for impairment at least annually. During fiscal 2010, our assessment indicated that the book value of one of our brand names, Don Eduardo, exceeded its fair value by  $12. As a result, we wrote down the book value of the Don Eduardo brand name by that amount, which is reflected in other expense in the accompanying consolidated statement of operations. The remaining book value of the Don Eduardo brand name is not material. The decline in its value reflected a significant reduction in estimated future net sales for this low-volume, high-priced tequila brand that had in part been affected by the downturn in the global economic environment that began during the second half of calendar 2008.

Commitments	12 Months Ended
Apr. 30, 2011
Commitments [Abstract]
COMMITMENTS
4. COMMITMENTS
We made rental payments for real estate, vehicles, and office, computer, and manufacturing equipment under operating leases of  $21 in 2009,  $22 in 2010, and  $22 in 2011. We have commitments related to minimum lease payments of  $17 in 2012,  $10 in 2013,  $7 in 2014,  $4 in 2015, and  $1 in 2016.
We have contracted with various growers and wineries to supply some of our future grape and bulk wine requirements. Many of these contracts call for prices to be adjusted annually up or down, according to market conditions. Some contracts set a fixed purchase price that might be higher or lower than prevailing market price. We have total purchase obligations related to both types of contracts of  $4 in 2012,  $3 in 2013, and  $3 in 2014.
We also have contracts for the purchase of agave, which is used to produce tequila. These contracts provide for prices to be determined based on market conditions at the time of harvest, which, although not specified, is expected to occur over the next 10 years. As of April 30, 2011, based on current market prices, obligations under these contracts totaled  $4.

Contingencies	12 Months Ended
Apr. 30, 2011
Contingencies [Abstract]
CONTINGENCIES
5. CONTINGENCIES
We operate in a litigious environment, and we are sued in the normal course of business. Sometimes plaintiffs seek substantial damages. Significant judgment is required in predicting the outcome of these suits and claims, many of which take years to adjudicate. We accrue estimated costs for a contingency when we believe that a loss is probable and we can make a reasonable estimate of the loss, and then adjust the accrual as appropriate to reflect changes in facts and circumstances. We do not believe these loss contingencies, individually or in the aggregate, would have a material adverse effect on our financial position, results of operations, or liquidity. No material accrued loss contingencies are recorded as of April 30, 2011.

Credit Facilities	12 Months Ended
Apr. 30, 2011
Credit Facilities [Abstract]
CREDIT FACILITIES
6. CREDIT FACILITIES
We have a committed revolving credit agreement with various U.S. and international banks for  $800 that expires on April 30, 2012. Its most restrictive covenant requires that our consolidated EBITDA (as defined in the agreement) to consolidated interest expense not be less than a ratio of 3 to 1. At April 30, 2011, we were well within this covenant’s parameters and had no borrowing outstanding under this facility.

Debt	12 Months Ended
Apr. 30, 2011
Debt [Abstract]
DEBT
7. DEBT
Our long-term debt consisted of:

April 30,	2010	2011
5.2% notes, due in fiscal 2012	$250	$252
5.0% notes, due in fiscal 2014	250	250
2.5% notes, due in fiscal 2016	—	249
Other	11	8

	511	759
Less current portion	3	255

	$508	$504

Debt payments required over the next five fiscal years consist of  $253 in 2012,  $3 in 2013,  $253 in 2014, and  $250 in 2016. (As discussed in Note 10, the carrying value of our debt includes adjustments related to interest rate swap contracts.) In addition to long-term debt, we had short-term borrowings outstanding with a weighted average interest rate of 0.2% at April 30, 2010.

Fair Value Measurements	12 Months Ended
Apr. 30, 2011
Fair Value Measurements [Abstract]
FAIR VALUE MEASUREMENTS
8. FAIR VALUE MEASUREMENTS
Fair value is defined as the exchange price that would be received for an asset or paid to transfer a liability in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants at the measurement date. We categorize the fair values of assets and liabilities into three levels based upon the assumptions (inputs) used to determine those values. Level 1 provides the most reliable measure of fair value, while Level 3 generally requires significant management judgment. The three levels are:
Level 1 Quoted prices (unadjusted) in active markets for identical assets or liabilities
Level 2 Observable inputs other than those in Level 1, such as:
•	quoted prices for similar assets and liabilities in active markets;

•	quoted prices for identical or similar assets and liabilities in markets that are not active; or

•	other inputs that are observable or can be derived from or corroborated by observable market data
Level 3 Unobservable inputs that are supported by little or no market activity
This table summarizes the assets and liabilities measured at fair value on a recurring basis in the accompanying consolidated balance sheets:

	Level 1	Level 2	Level 3	Total
April 30, 2010:
Assets:
Currency derivatives	$—	$6	$—	$6
Liabilities:
Currency derivatives	—	6	—	6

April 30, 2011:
Assets:
Commodity derivatives	5	—	—	5
Interest rate swaps	—	3	—	3
Liabilities:
Currency derivatives	—	25	—	25
We determine the fair values of our commodity derivatives (futures and options) primarily using quoted contract prices on futures exchange markets. For these instruments, we use the closing contract price as of the balance sheet date. We determine the fair values of our currency derivatives (forwards and options) and interest rate swaps using standard valuation models. The significant inputs used in these models are readily available in public markets or can be derived from observable market transactions. Inputs used in these standard valuation models include the applicable exchange rate, forward rates and discount rates for the currency derivatives and include interest-rate yield curves for the interest rate swaps. The standard valuation model for foreign currency options also uses implied volatility as an additional input. The discount rates are based on the historical U.S. Treasury rates, and the implied volatility specific to individual foreign currency options is based on quoted rates from financial institutions.
We measure some assets and liabilities at fair value on a nonrecurring basis; that is, we do not measure them at fair value on an ongoing basis, but we do adjust them to fair value in certain circumstances (for example, when we determine that an asset is impaired). The fair values of assets and liabilities measured at fair value on a nonrecurring basis during fiscal 2011 were not material as of April 30, 2011.

Fair Value of Financial Instruments	12 Months Ended
Apr. 30, 2011
Fair Value of Financial Instruments [Abstract]
FAIR VALUE OF FINANCIAL INSTRUMENTS
9. FAIR VALUE OF FINANCIAL INSTRUMENTS
The fair value of cash, cash equivalents, and short-term borrowings approximates the carrying amount due to the short maturities of these instruments. We estimate the fair value of long-term debt based on the prices at which similar debt has recently traded in the market and considering the overall market conditions on the date of valuation. We determine the fair value of derivative financial instruments as discussed in Note 8. Here is a comparison of the fair values and carrying amounts of these instruments:

April 30,	2010		2011
	Carrying	Fair	Carrying	Fair
	Amount	Value	Amount	Value
Assets:
Cash and cash equivalents	$232	$232	$567	$567
Commodity derivatives	—	—	5	5
Currency derivatives	6	6	—	—
Interest rate swaps	—	—	3	3

Liabilities:
Currency derivatives	6	6	25	25
Short-term borrowings	188	188	—	—
Current portion of long-term debt	3	3	255	265
Long-term debt	508	547	504	531

Derivative Financial Instruments	12 Months Ended
Apr. 30, 2011
Derivative Financial Instruments [Abstract]
DERIVATIVE FINANCIAL INSTRUMENTS
10. DERIVATIVE FINANCIAL INSTRUMENTS
Our multinational business exposes us to global market risks, including the effect of fluctuations in currency exchange rates, commodity prices, and interest rates. We use derivatives to help manage financial exposures that occur in the normal course of business. We formally document the purpose of each derivative contract, which includes linking the contract to the financial exposure it is designed to mitigate. We do not hold or issue derivatives for trading purposes.
We use currency derivative contracts to limit our exposure to the currency exchange risk that we cannot mitigate internally by using netting strategies. We designate most of these contracts as cash flow hedges of forecasted transactions (expected to occur within three years). We record all changes in the fair value of cash flow hedges (except any ineffective portion) in accumulated other comprehensive income (AOCI) until the underlying hedged transaction occurs, at which time we reclassify that amount into earnings. We designate some of our currency derivatives as hedges of net investments in foreign subsidiaries. We record all changes in the fair value of net investment hedges (except any ineffective portion) in the cumulative translation adjustment component of AOCI.
We assess the effectiveness of our hedges based on changes in forward exchange rates. The ineffective portion of the changes in fair value of our hedges (recognized immediately in earnings) during the periods presented in this report was not material.
We do not designate some of our currency derivatives as hedges because we use them to at least partially offset the immediate earnings impact of changes in foreign exchange rates on existing assets or liabilities. We immediately recognize the change in fair value of these contracts in earnings.
We had outstanding currency derivatives, related primarily to our euro, British pound, and Australian dollar exposures, with notional amounts totaling  $400 and  $392 at April 30, 2010 and 2011, respectively.
We also had outstanding exchange-traded futures and options contracts on approximately three million bushels of corn as of both April 30, 2010 and 2011. We use these contracts to mitigate our exposure to corn price volatility. Because we do not designate these contracts as hedges for accounting purposes, we immediately recognize changes in their fair value in earnings.
We manage our interest rate risk with swap contracts. We had fixed-to-floating interest rate swaps with total notional values of  $250 and  $375 outstanding as of April 30, 2010 and 2011, respectively, with maturities matching those of our bonds. These swaps are designated as fair value hedges. The change in fair value of the swaps not related to accrued interest is offset by a corresponding adjustment to the carrying values of the bonds.
The following table presents the fair values of our derivative instruments as of April 30, 2010 and 2011. The fair values are presented below on a gross basis, while the fair values of those instruments that are subject to master settlement arrangements are presented on a net basis in the accompanying consolidated balance sheets, in conformity with GAAP.

		Fair value of	Fair value of
		derivatives in a	derivatives in a
	Classification	gain position	loss position
April 30, 2010:
Designated as cash flow hedges:
Currency derivatives	Other current assets	$7	$(2)
Currency derivatives	Other assets	2	(1)
Currency derivatives	Accrued expenses	1	(6)
Currency derivatives	Other liabilities	—	(1)

Designated as net investment hedges:
Currency derivatives	Other current assets	—	(3)

Not designated as hedges:
Currency derivatives	Other current assets	3	—

April 30, 2011:
Designated as cash flow hedges:
Currency derivatives	Accrued expenses	—	(22)
Currency derivatives	Other liabilities	—	(6)

Designated as fair value hedges:
Interest rate swaps	Other current assets	2	—
Interest rate swaps	Other assets	1	—

Not designated as hedges:
Commodity derivatives	Other current assets	5	—
Currency derivatives	Accrued expenses	3	—
This table presents the amounts affecting our consolidated statements of operations in 2010 and 2011:

	Classification	2010	2011
Currency derivatives designated as cash flow hedges:
Net gain (loss) recognized in AOCI	n/a	$(19)	$(27)
Net gain (loss) reclassified from AOCI into income	Net sales	(16)	—

Interest rate swaps designated as fair value hedges:
Net gain (loss) recognized in income	Interest expense	—	3
Net gain (loss) recognized in income*	Other income	—	2

*	The effect on the hedged item was an equal but offsetting amount for the periods presented.

Currency derivatives designated as net investment hedges:
Net gain (loss) recognized in AOCI	n/a	(8)	(1)

Derivatives not designated as hedging instruments:
Currency derivatives — net gain (loss) recognized in income	Net sales	(8)	(10)
Currency derivatives — net gain (loss) recognized in income	Other income	1	(2)
Commodity derivatives — net gain (loss) recognized in income	Cost of sales	(1)	10
We expect to reclassify  $18 of deferred net losses recorded in AOCI as of April 30, 2011, to earnings during fiscal 2012. This reclassification would offset the anticipated earnings impact of the underlying hedged exposures. The actual amounts that we ultimately reclassify to earnings will depend on the exchange rates in effect when the underlying hedged transactions occur. The maximum term of outstanding derivative contracts was 27 months and 24 months at April 30, 2010 and 2011, respectively.
Credit risk. We are exposed to credit-related losses if the other parties to our derivative contracts breach them. This credit risk is limited to the fair value of the contracts. To manage this risk, we enter into contracts only with major financial institutions that have earned investment-grade credit ratings; we have established counterparty credit guidelines that are regularly monitored and that provide for reports to senior management according to prescribed guidelines; and we monetize contracts when we believe it is warranted. Because of these safeguards, we believe the risk of loss from counterparty default to be immaterial.
Some of our derivative instruments require us to maintain a specific level of creditworthiness, which we have maintained. If our creditworthiness were to fall below that level, then the counterparties to our derivative instruments could request immediate payment or collateralization for derivative instruments in net liability positions. The aggregate fair value of all derivatives with creditworthiness requirements that were in a net liability position was  $4 and  $22 at April 30, 2010 and 2011, respectively.

Pension and Other Postretirement Benefits	12 Months Ended
Apr. 30, 2011
Pension and Other Postretirement Benefits [Abstract]
PENSION AND OTHER POSTRETIREMENT BENEFITS
11. PENSION AND OTHER POSTRETIREMENT BENEFITS
We sponsor various defined benefit pension plans as well as postretirement plans providing retiree health care and retiree life insurance benefits. Below, we discuss our obligations related to these plans, the assets dedicated to meeting the obligations, and the amounts we recognized in our financial statements as a result of sponsoring these plans.
On April 30, 2007, we adopted new guidance regarding the accounting for these plans. That guidance included a provision requiring that, beginning in fiscal 2009, the assumptions used to measure annual pension and other postretirement benefit expenses be determined as of the balance sheet date, and that the amounts of benefit plan obligations and assets reported in annual financial statements be measured as of the balance sheet date. Accordingly, as of the beginning of our 2009 fiscal year, we changed the measurement date for our annual pension and other postretirement benefit expenses and all plan assets and liabilities from January 31 to April 30. As a result of this change in measurement date, we recorded an increase of  $6 (net of tax of  $4) to stockholders’ equity as of May 1, 2008, as follows:

	Pension	Medical and Life	Total
	Benefits	Insurance Benefits	Benefits
Retained earnings	$(2)	$(1)	$(3)
Accumulated other comprehensive income	8	1	9

Total	$6	$—	$6

Obligations. We provide eligible employees with pension and other postretirement benefits based on factors such as years of service and compensation level during employment. The pension obligation shown below (“projected benefit obligation”) consists of: (a) benefits earned by employees to date based on current salary levels (“accumulated benefit obligation”); and (b) benefits to be received by employees as a result of expected future salary increases. (The obligation for medical and life insurance benefits is not affected by future salary increases.) This table shows how the present value of our obligation changed during each of the last two years.

	Pension		Medical and Life
	Benefits		Insurance Benefits
	2010	2011	2010	2011
Obligation at beginning of year	$415	$577	$44	$58
Service cost	10	16	1	1
Interest cost	32	33	3	3
Net actuarial loss (gain)	143	10	12	(10)
Plan amendments	—	—	—	6
Retiree contributions	—	—	2	2
Benefits paid	(23)	(24)	(4)	(4)
Special termination benefits	—	1	—	—

Obligation at end of year	$577	$613	$58	$56

Service cost represents the present value of the benefits attributed to service rendered by employees during the year. Interest cost is the increase in the present value of the obligation due to the passage of time. Net actuarial loss (gain) is the change in value of the obligation resulting from experience different from that assumed or from a change in an actuarial assumption. (We discuss actuarial assumptions used at the end of this note.)
As shown in the previous table, our pension and other postretirement benefit obligations were reduced by benefit payments in 2011 of  $24 and  $4, respectively. Expected benefit payments (net of retiree contributions) over the next 10 years are as follows:

	Pension	Medical and Life
	Benefits	Insurance Benefits
2012	$25	$3
2013	26	3
2014	28	3
2015	29	3
2016	30	3
2017—2021	179	18
Assets. We specifically invest in certain assets to fund our pension benefit obligations. Our investment goal is to earn a total return that, over time, will grow assets sufficiently to fund our plans’ liabilities, after providing appropriate levels of contributions and accepting prudent levels of investment risk. To achieve this goal, plan assets are invested primarily in funds or portfolios of funds actively managed by outside managers. Investment risk is managed by company policies that require diversification of asset classes, manager styles, and individual holdings. We measure and monitor investment risk through quarterly and annual performance reviews, and through periodic asset/liability studies.
Asset allocation is the most important method for achieving our investment goals and is based on our assessment of the plans’ long-term return objectives and the appropriate balances needed for liquidity, stability, and diversification. This table shows the fair value of pension plan assets by category, as well as the actual and target allocations, as of April 30, 2010 and 2011. (Fair value levels are defined in Note 8.)

					Allocation by Asset Class
	Level 1	Level 2	Level 3	Total	Actual	Target
April 30, 2010:
Commingled trust funds(a):
Equity funds	$—	$176	$—	$176	50%	47%
Fixed income funds	—	117	—	117	33%	30%
Real estate funds	—	14	10	24	7%	8%

Total commingled trust funds	—	307	10	317	90%	85%

Hedge funds(b)	—	—	19	19	5%	5%
Private equity(c)	—	—	13	13	4%	5%
Cash and temporary investments(d)	2	—	—	2	1%	—
Other	—	—	—	—	—	5%

Total	$2	$307	$42	$351	100%	100%

April 30, 2011:
Commingled trust funds:
Equity funds	$—	$232	$—	$232	50%	47%
Fixed income funds	—	166	—	166	35%	35%
Real estate funds	—	18	9	27	6%	8%

Total commingled trust funds	—	416	9	425	91%	90%

Hedge funds	—	—	24	24	5%	5%
Private equity	—	—	16	16	3%	5%
Cash and temporary investments	2	—	—	2	1%	—

Total	$2	$416	$49	$467	100%	100%

(a)	Commingled trust fund valuations are based on the net asset value (NAV) of the funds as determined by the administrator of the fund and reviewed by us. NAV represents the underlying assets owned by the fund, minus liabilities and divided by the number of shares or units outstanding.

(b)	Hedge fund valuations are primarily based on the NAV of the funds as determined by the administrator of the fund and reviewed by us. During our review, we determine whether it is necessary to adjust the valuation for inherent liquidity and redemption issues that may exist within the fund’s underlying assets or fund unit values.

(c)	As of April 30, 2010 and 2011, consists only of limited partnership interests, which are valued at the percentage ownership of total partnership equity as determined by the general partner. These valuations require significant judgment due to the absence of quoted market prices, the inherent lack of liquidity, and the long-term nature of these investments.

(d)	Cash and temporary investments consist of money market funds and are valued at their respective NAVs as determined by those funds each business day.
This table shows how the fair value of the Level 3 assets changed during each of the last two years.

	Real Estate	Hedge	Private
	Funds	Funds	Equity	Total
Balance as of May 1, 2009	$15	$4	$13	$32
Return on assets held at end of year	(4)	1	—	(3)
Return on assets sold during year	—	(1)	(1)	(2)
Purchases and settlements	—	17	2	19
Sales and settlements	(1)	(2)	(1)	(4)

Balance as of April 30, 2010	10	19	13	42
Return on assets held at end of year	2	1	1	4
Return on assets sold during year	—	(1)	—	(1)
Purchases and settlements	—	6	4	10
Sales and settlements	(3)	(1)	(2)	(6)

Balance as of April 30, 2011	$9	$24	$16	$49

This table shows how the total fair value of all pension plan assets changed during each of the last two years. (We do not have assets set aside for postretirement medical or life insurance benefits.)

	Pension		Medical and Life
	Benefits		Insurance Benefits
	2010	2011	2010	2011
Fair value at beginning of year	$284	$351	$—	$—
Actual return on plan assets	77	64	—	—
Retiree contributions	—	—	2	2
Company contributions	13	76	2	2
Benefits paid	(23)	(24)	(4)	(4)

Fair value at end of year	$351	$467	$—	$—

Consistent with our funding policy, we expect to contribute  $3 to our postretirement medical and life insurance benefit plans in 2012. While we may decide to contribute more, we currently expect to contribute  $40 to our pension plans in 2012.
Funded status. The funded status of a plan refers to the difference between its assets and its obligations. This table shows the funded status of our plans.

	Pension		Medical and Life
	Benefits		Insurance Benefits
	2010	2011	2010	2011
Assets	$351	$467	$—	$—
Obligations	(577)	(613)	(58)	(56)

Funded status	$(226)	$(146)	$(58)	$(56)

The funded status is recorded on the accompanying consolidated balance sheets as follows:

	Pension		Medical and Life
	Benefits		Insurance Benefits
	2010	2011	2010	2011
Other assets	$5	$7	$—	$—
Accounts payable and accrued expenses	(3)	(3)	(3)	(3)
Accrued postretirement benefits	(228)	(150)	(55)	(53)

Net liability	$(226)	$(146)	$(58)	$(56)

Accumulated other comprehensive loss:
Net actuarial loss (gain)	$299	$263	$7	$(3)
Prior service cost	4	3	1	6

	$303	$266	$8	$3

This table compares our pension plans that have assets in excess of their accumulated benefit obligations with those whose assets are less than their obligations. (As discussed above, we have no assets set aside for postretirement medical or life insurance benefits.)

			Accumulated		Projected
			Benefit		Benefit
	Plan Assets		Obligation		Obligation
	2010	2011	2010	2011	2010	2011
Plans with assets in excess of accumulated benefit obligation	$45	$50	$38	$41	$40	$42
Plans with accumulated benefit obligation in excess of assets	306	417	476	505	537	571

Total	$351	$467	$514	$546	$577	$613

Pension expense. This table shows the components of the pension expense recognized during each of the last three years. The amount for each year includes amortization of the prior service cost and net actuarial loss included in accumulated other comprehensive loss as of the beginning of the year.

	Pension Benefits
	2009	2010	2011
Service cost	$13	$10	$16
Interest cost	30	32	33
Special termination benefits	1	—	1
Expected return on plan assets	(35)	(34)	(36)
Amortization of:
Prior service cost	1	1	1
Net actuarial loss	6	4	18

Net expense	$16	$13	$33

The prior service cost represents the cost of retroactive benefits granted in plan amendments and is amortized on a straight-line basis over the average remaining service period of the employees expected to receive the benefits. The net actuarial loss results from experience different from that assumed or from a change in actuarial assumptions (including the difference between actual and expected return on plan assets), and is amortized over at least that same period. The estimated amount of prior service cost and net actuarial loss that will be amortized from accumulated other comprehensive loss into pension expense in 2012 is  $1 and  $19, respectively.
Other postretirement benefit expense. This table shows the components of the postretirement medical and life insurance benefit expense that we recognized during each of the last three years.

	Medical and Life Insurance Benefits
	2009	2010	2011
Service cost	$1	$1	$1
Interest cost	3	3	3

Net expense	$4	$4	$4

Other comprehensive income. Changes in the funded status of our benefit plans that are not recognized in net income (as pension and other postretirement benefit expense) are instead recognized in other comprehensive income. Other comprehensive income is also adjusted to reflect the amortization of the prior service cost and net actuarial gain or loss, which is a component of net pension and other postretirement benefit expense, from accumulated other comprehensive income (loss) to net income. This table shows the amounts recognized in other comprehensive income during each of the last three years:

	Pension			Medical and Life
	Benefits			Insurance Benefits
	2009	2010	2011	2009	2010	2011
Prior service cost	$1	$—	$—	$—	$—	$5
Actuarial loss (gain)	92	100	(18)	(9)	12	(10)
Amortization reclassified to net income:
Prior service cost	(1)	(1)	(1)	—	—	—
Net actuarial loss	(6)	(4)	(18)	—	—	—

Net amount recognized in other comprehensive income	$86	$95	$(37)	$(9)	$12	$(5)

Assumptions and sensitivity. We use various assumptions to determine the obligations and expense related to our pension and other postretirement benefit plans. The assumptions used in computing benefit plan obligations as of the end of the last two years were as follows:

	Pension		Medical and Life
	Benefits		Insurance Benefits
	2010	2011	2010	2011
Discount rate	5.91%	5.67%	5.78%	5.59%
Rate of salary increase	4.00%	4.00%	n/a	n/a
Here are the assumptions we used in computing benefit plan expense during each of the last three years:

	Pension			Medical and Life
	Benefits			Insurance Benefits
	2009	2010	2011	2009	2010	2011
Discount rate	6.87%	7.94%	5.91%	6.87%	7.80%	5.78%
Rate of salary increase	4.00%	4.00%	4.00%	n/a	n/a	n/a
Expected return on plan assets	8.75%	8.50%	8.50%	n/a	n/a	n/a
The discount rate represents the interest rate used to discount the cash-flow stream of benefit payments to a net present value as of the current date. A lower assumed discount rate increases the present value of the benefit obligation. We determined the discount rate using a yield curve based on the interest rates of high-quality debt securities with maturities corresponding to the expected timing of our benefit payments.
The assumed rate of salary increase reflects the expected average annual increase in salaries as a result of inflation, merit increases, and promotions over the service period of the plan participants. A lower assumed rate decreases the present value of the benefit obligation.
The expected return on plan assets represents the long-term rate of return that we assume will be earned over the life of the pension assets. The assumption reflects expected capital market returns for each asset class, which are based on historical returns, adjusted for the expected effects of diversification and active management (net of fees).
The assumed health care cost trend rates as of the end of the last two years were as follows:

	Medical and Life
	Insurance Benefits
	2010	2011
Health care cost trend rate assumed for next year:
Present rate before age 65	8.0%	7.5%
Present rate age 65 and after	8.0%	7.5%
We project health care cost trend rates to decline gradually to 5.0% by 2016 and to remain level after that. Assumed health care cost trend rates have a significant effect on the amounts reported for postretirement medical plans. A 1% increase/decrease in assumed health care cost trend rates would have increased/decreased the accumulated postretirement benefit obligation as of April 30, 2011, by  $6 and the aggregate service and interest costs for 2011 by  $1.
Savings plans. We also sponsor various defined contribution benefit plans that in total cover substantially all U.S. employees. Employees can make voluntary contributions in accordance with their respective plans, which include a 401(k) tax deferral option. We match a percentage of each employee’s contributions in accordance with the plans’ terms. We expensed  $10,  $8, and  $9 for matching contributions during 2009, 2010, and 2011, respectively.
International plans. The information presented above for defined benefit plans and defined contribution benefit plans reflects amounts for U.S. plans only. Information about similar international plans is not presented due to immateriality.

Stock-Based Compensation	12 Months Ended
Apr. 30, 2011
Stock-based Compensation [Abstract]
STOCK-BASED COMPENSATION
12. STOCK-BASED COMPENSATION
Under our 2004 Omnibus Compensation Plan, we can grant stock-based incentive awards for a total of 7,433,000 shares of common stock to eligible employees until July 22, 2014. As of April 30, 2011, awards for 4,265,000 shares remain available for issuance under the Plan. Shares delivered to employees are limited by the Plan to shares that we purchase for this purpose. No new shares may be issued.
The following table presents information about stock options and SSARs granted under the Plan as of April 30, 2011, and for the year then ended:

			Weighted
	Number of	Weighted	Average
	Underlying	Average	Remaining
	Shares	Exercise Price	Contractual	Aggregate
	(in thousands)	per Award	Term (years)	Intrinsic Value
Outstanding at May 1, 2010	4,051	$41.31
Granted	415	61.24
Exercised	(738)	30.26
Forfeited or expired	(22)	49.52

Outstanding at April 30, 2011	3,706	$45.69	5.0	$97

Exercisable at April 30, 2011	2,470	$41.77	3.6	$74
The total intrinsic value of options and SSARs exercised during 2009, 2010, and 2011 was  $17,  $18, and  $25, respectively.
We grant stock options and SSARs at an exercise price of not less than the fair value of the underlying stock on the grant date. Stock options and SSARs granted under the Plan become exercisable after three years from the first day of the fiscal year of grant and expire seven years after that date. The grant-date fair values of these awards granted during 2009, 2010, and 2011 were  $11.24,  $9.42, and  $12.66 per award, respectively. Fair values were estimated using the Black-Scholes pricing model with the following assumptions:

	2009	2010	2011
Risk-free interest rate	3.5%	3.0%	2.1%
Expected volatility	18.1%	22.6%	23.7%
Expected dividend yield	1.8%	1.9%	1.9%
Expected life (years)	6	6	6
We also grant restricted stock units (RSUs), deferred stock units (DSUs), and shares of restricted stock under the Plan. Approximately 82,000 shares underlying these awards, with a weighted-average remaining restriction period of 1.8 years, were outstanding at April 30, 2011. The following table summarizes the changes in outstanding RSUs, DSUs, and restricted stock during 2011:

	Number of
	Underlying Shares	Weighted Average
	(in thousands)	Fair Value at Grant Date
Outstanding at May 1, 2010	176	$50.59
Granted	28	61.14
Vested	(122)	51.21

Outstanding at April 30, 2011	82	$53.28

The total fair value of RSUs, DSUs, and restricted stock vested during 2009, 2010, and 2011 was  $3,  $2, and  $9, respectively.
As previously announced, we paid a special cash dividend of  $1.00 per share on Class A and Class B common stock in December 2010. According to the terms of the Plan, we adjusted the exercise price and number of stock options, SSARs and RSUs outstanding on the ex-distribution date in order to avoid the reduction in value of those awards that would otherwise have occurred as a result of the special dividend. The number of awards, exercise price per award, and grant-date fair value per award presented above reflect these adjustments.
The accompanying consolidated statements of operations reflect compensation expense related to stock-based incentive awards on a pre-tax basis of  $7 in 2009,  $8 in 2010, and  $9 in 2011, partially offset by deferred income tax benefits of  $3 in 2009,  $3 in 2010, and  $4 in 2011. As of April 30, 2011, there was  $9 of total unrecognized compensation cost related to non-vested stock-based compensation. That cost is expected to be recognized over a weighted-average period of 2.0 years.

Restructuring Costs	12 Months Ended
Apr. 30, 2011
Restructuring Costs [Abstract]
RESTRUCTURING COSTS
13. RESTRUCTURING COSTS
In April 2009, we accrued  $12 in costs related to our decision to reduce our workforce through involuntary employment termination and voluntary early retirement. That amount, which is reflected in selling, general, and administrative expenses, consisted of severance and other special termination benefits. We incurred no material additional expenses as a result of this reduction in workforce, which was completed in fiscal 2009, and we paid substantially all of the accrued amount during fiscal 2010.

Other Income and Expense	12 Months Ended
Apr. 30, 2011
Other Income and Expense [Abstract]
OTHER INCOME AND EXPENSE
14. OTHER INCOME AND EXPENSE
In fiscal 2009, we recognized a gain of  $20 on the sale of the Bolla and Fontana Candida trademarks. In fiscal 2010, we recorded an impairment charge of  $12 related to the Don Eduardo trademark (Note 3). These amounts are reflected as other (income) expense in the accompanying consolidated statements of operations.
In March 2011, we agreed to sell Fetzer Vineyards to Chilean wine producer Viña Concha y Toro. This agreement followed the December 2010 announcement that we were exploring strategic alternatives for our Hopland, California-based wine assets, including a possible sale.
We completed this transaction on April 15, 2011, at a sales price (subject to a post-closing working capital adjustment) of  $234 in cash. As a result, we recognized a gain on sale (net of transaction costs and income taxes) of  $38, which is reflected in the accompanying consolidated statement of operations as follows:

Net sales	$(3)
Selling, general, and administrative expenses	(6)
Other income	62
Income taxes	(15)

Net gain	$38

The sale included the Fetzer winery, bottling facility, and vineyards, as well as the Fetzer brand and other Hopland, California-based wines, including Bonterra, Little Black Dress, Jekel, Five Rivers, Bel Arbor, Coldwater Creek, and Sanctuary. Also included in the sale was a facility in Paso Robles, California.

Income Taxes	12 Months Ended
Apr. 30, 2011
Income Taxes [Abstract]
INCOME TAXES
15. INCOME TAXES
We incur income taxes on the earnings of our U.S. and foreign operations. The following table, based on the locations of the taxable entities from which sales were derived (rather than the location of customers), presents the U.S. and foreign components of our income before income taxes:

	2009	2010	2011
United States	$533	$576	$696
Foreign	97	106	133

	$630	$682	$829

The income shown above was determined according to financial accounting standards. Because those standards sometimes differ from the tax rules used to calculate taxable income, there are differences between: (a) the amount of taxable income and pretax financial income for a year; and (b) the tax bases of assets or liabilities and their amounts as recorded in our financial statements. As a result, we recognize a current tax liability for the estimated income tax payable on the current tax return, and deferred tax liabilities (income tax payable on income that will be recognized on future tax returns) and deferred tax assets (income tax refunds from deductions that will be recognized on future tax returns) for the estimated effects of the differences mentioned above.
Deferred tax assets and liabilities as of the end of each of the last two years were as follows:

April 30,	2010	2011
Deferred tax assets:
Postretirement and other benefits	$125	$94
Accrued liabilities and other	26	22
Loss and credit carryforwards	56	50
Valuation allowance	(40)	(23)

Total deferred tax assets, net	167	143

Deferred tax liabilities:
Trademarks and brand names	(168)	(195)
Property, plant, and equipment	(37)	(46)

Total deferred tax liabilities, net	(205)	(241)

Net deferred tax liability	$(38)	$(98)

The  $23 valuation allowance at April 30, 2011 relates primarily to a  $13 non-trading loss carryforward generated by Brown-Forman Beverages Europe during fiscal 2009 in the U.K. Although the non-trading losses can be carried forward indefinitely, we know of no significant transactions that will let us use them. The remaining valuation allowance relates primarily to other foreign net operating losses, some of which can be carried forward indefinitely, and others that expire between fiscal 2018 and 2020. We are currently unaware of any significant transactions that will allow us to utilize these losses. During fiscal 2011, we used all of our U.S. capital loss carryforward to offset gains on the sales of Fetzer and Paso Robles. As a result, we reversed the  $20 valuation allowance that was recorded at April 30, 2010 related to this item.
As of April 30, 2011, the gross amounts of loss and credit carryforwards include a U.K. non-trading loss of  $47 (no expiration); other foreign net operating losses of  $56 ( $25 of which expire in varying amounts between 2014 and 2021 and  $31 of which do not expire); and foreign credit carryforwards of  $8 (expiring between fiscal 2012 and 2017).
Deferred tax liabilities were not provided on undistributed earnings of certain foreign subsidiaries ( $365 and  $390 at April 30, 2010 and 2011, respectively) because we expect these undistributed earnings to be reinvested indefinitely overseas. If these amounts were not considered permanently reinvested, additional deferred tax liabilities of approximately  $73 and  $76 would have been provided as of April 30, 2010 and 2011, respectively.
Total income tax expense for a year includes the tax associated with the current tax return (“current tax expense”) and the change in the net deferred tax asset or liability (“deferred tax expense”). Our total income tax expense for each of the last three years was as follows:

	2009	2010	2011
Current:
U.S. federal	$142	$175	$171
Foreign	26	28	41
State and local	15	19	18

	183	222	230

Deferred:
U.S. federal	$14	$16	$46
Foreign	(2)	(5)	(1)
State and local	—	—	(18)

	12	11	27

	$195	$233	$257

Our consolidated effective tax rate usually differs from current statutory rates due to the recognition of amounts for events or transactions that have no tax consequences. The following table reconciles our effective tax rate to the federal statutory tax rate in the United States:

	Percent of Income Before Taxes
	2009	2010	2011
U.S. federal statutory rate	35.0%	35.0%	35.0%
State taxes, net of U.S. federal tax benefit	1.8	1.8	1.1
Income taxed at other than U.S. federal statutory rate	(1.3)	(1.0)	(0.4)
Tax benefit from U.S. manufacturing	(1.7)	(1.7)	(2.2)
Capital loss benefit	(1.2)	—	(2.7)
Nondeductible goodwill on Fetzer sale	—	—	2.1
Other, net	(1.5)	—	(1.9)

Effective rate	31.1%	34.1%	31.0%

During the fourth quarter of fiscal 2011, we recorded an adjustment to reverse  $8 of income tax expense that was incorrectly recognized in prior periods. We believe the impact of this error and the cumulative out of period adjustment to correct the error is insignificant to our consolidated financial statements for the current period and any prior periods.
At April 30, 2011, we had  $40 of gross unrecognized tax benefits,  $22 of which would reduce our effective income tax rate if recognized. A reconciliation of the beginning and ending unrecognized tax benefits follows:

	2009	2010	2011
Unrecognized tax benefits at beginning of year	$35	$26	$35
Additions for tax positions provided in prior periods	1	—	1
Additions for tax positions provided in current period	4	13	14
Decreases for tax positions provided in prior years	—	—	(4)
Settlements of tax positions in the current period	(2)	(3)	(5)
Lapse of statutes of limitations	(12)	(1)	(1)

Unrecognized tax benefits at end of year	$26	$35	$40

We record interest and penalties related to unrecognized tax benefits as a component of our income tax provision. Total gross interest and penalties of  $6,  $8 and  $11 were accrued as of April 30, 2009, 2010 and 2011, respectively. The impact of interest and penalties on our effective tax rates for 2009, 2010 and 2011 was not material.
We file income tax returns in the United States, including several state and local jurisdictions, as well as in several other countries in which we conduct business. The major jurisdictions and their earliest fiscal years that are currently open for tax examinations are 1998 in the United States, 2007 in Australia, Ireland, and Italy, 2005 in Poland and Finland, 2003 in the U.K. and 2002 in Mexico. Audits of our fiscal 2006 and 2007 U.S. federal tax returns were completed during fiscal 2010. In addition, audits of our fiscal 2008, 2009, and 2010 U.S. federal tax returns commenced during fiscal 2011. Moreover, the Internal Revenue Service has accepted our application to participate in its Compliance Assurance Program for our fiscal 2012 tax year.
We believe there will be no material change in our gross unrecognized tax benefits in the next twelve months.

Segment Information	12 Months Ended
Apr. 30, 2011
Segment Information [Abstract]
SEGMENT INFORMATION
16. SEGMENT INFORMATION
The following table presents net sales by product category:

	2009	2010	2011
Net sales:
Spirits	$2,832	$2,916	$3,102
Wine	360	310	302

	$3,192	$3,226	$3,404

	2009	2010	2011
Net sales:
United States	$1,542	$1,529	$1,525
Europe	892	879	909
Other	758	818	970

	$3,192	$3,226	$3,404

Net sales are attributed to countries based on where customers are located.
The net book value of property, plant, and equipment located in Mexico was  $62 and  $65 as of April 30, 2010 and 2011, respectively. Other long-lived assets located outside the United States are not significant.

Schedule II - Valuation and Qualifying Accounts	12 Months Ended
Apr. 30, 2011
Valuation and Qualifying Accounts [Abstract]
VALUATION AND QUALIFYING ACCOUNTS
BROWN-FORMAN CORPORATION AND SUBSIDIARIES
SCHEDULE II — VALUATION AND QUALIFYING ACCOUNTS
For the Years Ended April 30, 2009, 2010, and 2011
(Expressed in millions)

Col. A	Col. B		Col. C(1)	Col. C(2)		Col. D		Col. E
			Additions	Additions
	Balance at		Charged to	Charged to				Balance
	Beginning		Costs and	Other				At End
Description	of Period		Expenses	Accounts		Deductions		of Period
2009
Allowance for Doubtful Accounts	$19		—	—		$4	(1)	$15
Accrued Restructuring Costs	—		$12	—		—		$12

2010
Allowance for Doubtful Accounts	$15		—	$1	(2)	—		$16
Accrued Restructuring Costs	$12		—	—		$10	(3)	$2	(4)

2011
Allowance for Doubtful Accounts	$16		$1	$1	(2)	—		$18
Accrued Restructuring Costs	$2	(4)	—	—		$2	(5)	—

(1)	Doubtful accounts written off, net of recoveries.

(2)	Foreign currency translation adjustment charged to accumulated other comprehensive income.

(3)	Employee severance and other special termination benefit payments.

(4)	Consists of estimated present value of special termination benefits to be made to former employees over their remaining lives.

(5)	Special termination benefit payments and amounts reclassified to accrued postretirement benefits.

Accounting Policies (Policies)	12 Months Ended
Apr. 30, 2011
Accounting Policies [Abstract]
Principles of consolidation
Principles of consolidation. Our consolidated financial statements include the accounts of all wholly owned and majority-owned subsidiaries. We use the equity method to account for investments in affiliates over which we can exercise significant influence (but not control). We carry all other investments in affiliates at cost. We eliminate all intercompany transactions.

Cash equivalents	Cash equivalents. Cash equivalents include bank demand deposits and all highly liquid investments with original maturities of three months or less.
Allowance for doubtful accounts
Allowance for doubtful accounts. We evaluate the collectability of accounts receivable based on a combination of factors. When we are aware of circumstances that may impair a specific customer’s ability to meet its financial obligations, we record a specific allowance to reduce the net recognized receivable to the amount we believe will be collected. We write off the uncollectible amount against the allowance when we have exhausted our collection efforts.

Inventories
Inventories. We state inventories at the lower of cost or market, with approximately 63% of consolidated inventories being valued using the last-in, first-out (LIFO) method. We value the remainder primarily using the first-in, first-out (FIFO) method. FIFO cost approximates current replacement cost. If we had used the FIFO method for all inventories, they would have been  $219 and  $204 higher than reported at April 30, 2010 and 2011, respectively.
Whiskey must be barrel-aged for several years, so we bottle and sell only a portion of our whiskey inventory each year. Following industry practice, we classify all barreled whiskey as a current asset. We include warehousing, insurance, ad valorem taxes, and other carrying charges applicable to barreled whiskey in inventory costs.
We classify bulk wine and agave inventories as work in process.
During 2009, we recorded a  $22 provision for inventory losses (included in cost of sales) resulting from abnormally high levels of mortality and disease in some of our agave fields.

Property, plant, and equipment
Property, plant, and equipment. We state property, plant, and equipment at cost less accumulated depreciation. We calculate depreciation on a straight-line basis using our estimates of useful life, which are 20—40 years for buildings and improvements; 3—10 years for machinery, equipment, vehicles, furniture, and fixtures; and 3—7 years for capitalized software.
We assess our property, plant, and equipment for impairment whenever events or changes in circumstances indicate that the carrying value of those assets may not be recoverable. When we do not expect to recover the carrying value of an asset (or asset group) through undiscounted future cash flows, we write it down to its estimated fair value. We determine fair value using discounted estimated future cash flows, considering market values for similar assets when available.
Upon disposal or retirement of property, plant, and equipment, we remove its cost and accumulated depreciation from our balance sheet. Any gain or loss is reflected in operating income. We expense the cost of repairing and maintaining our property, plant, and equipment as costs are incurred.

Goodwill and other intangible assets
Goodwill and other intangible assets. We have obtained most of our brands by acquiring other companies. Upon acquisition, the purchase price is first allocated to identifiable assets and liabilities, including intangible brand names and trademarks (“brand names”), based on estimated fair value, with any remaining purchase price recorded as goodwill. We do not amortize goodwill or intangible assets with indefinite lives. We consider all of our brand names to have indefinite lives.
We assess our goodwill and other indefinite-lived intangible assets for impairment at least annually. If the fair value of an asset is less than its book value, we write it down to its estimated fair value. Goodwill is evaluated for impairment if the book value of its reporting unit exceeds its estimated fair value. We estimate the fair value of a reporting unit using discounted estimated future cash flows. We typically estimate the fair value of a brand name using the “relief from royalty” method. We also consider market values for similar assets when available. Considerable management judgment is necessary to estimate fair value, including the selection of assumptions about future cash flows, discount rates, and royalty rates.

Foreign currency translation
Foreign currency translation. The U.S. dollar is the functional currency for most of our consolidated operations. For those operations, we report all gains and losses from foreign currency transactions in current income. The local currency is the functional currency for some foreign operations. For those investments, we report cumulative translation effects as a component of accumulated other comprehensive income (loss), a component of stockholders’ equity.

Revenue recognition
Revenue recognition. We recognize revenue when title and risk of loss pass to the customer, typically when the product is shipped. Some sales contracts contain customer acceptance provisions that grant a right of return on the basis of either subjective or objective criteria. We record revenue net of the estimated cost of sales returns and allowances.

Sales discounts	Sales discounts. Sales discounts, which are recorded as a reduction of net sales, totaled $328, $398, and $461 for 2009, 2010, and 2011, respectively.
Excise taxes
Excise taxes. Our sales are subject to excise taxes, which we collect from our customers and remit to governmental authorities. We present these taxes on a gross basis (included in net sales and costs before gross profit) in the consolidated statement of operations.

Cost of sales	Cost of sales. Cost of sales includes the costs of receiving, producing, inspecting, warehousing, insuring, and shipping goods sold during the period.
Shipping and handling fees and costs
Shipping and handling fees and costs. We report the amounts we bill to our customers for shipping and handling as net sales, and we report the costs we incur for shipping and handling as cost of sales.

Advertising costs	Advertising costs. We expense the costs of advertising during the year when the advertisements first take place.
Selling, general, and administrative expenses
Selling, general, and administrative expenses. Selling, general, and administrative expenses include the costs associated with our sales force, administrative staff and facilities, and other expenses related to our non-manufacturing functions.

Income Taxes
Income taxes. We base our annual provision for income taxes on the pre-tax income reflected in our consolidated statement of operations. We establish deferred tax liabilities or assets for temporary differences between financial and tax reporting bases and subsequently adjust them to reflect changes in tax rates expected to be in effect when the temporary differences reverse. We record a valuation allowance as necessary to reduce a deferred tax to the amount that we believe is more likely than not to be realized. We do not provide deferred income taxes on undistributed earnings of foreign subsidiaries that we expect to permanently reinvest.
We assess our uncertain income tax positions using a two-step process. First, we evaluate whether the tax position will more likely than not, based on its technical merits, be sustained upon examination, including resolution of any related appeals or litigation. For a tax position that does not meet this first criterion, we recognize no tax benefit. For a tax position that does meet the first criterion, we recognize a tax benefit in an amount equal to the largest amount of benefit that we believe has more than a 50% likelihood of being realized upon ultimate resolution.

Earnings per share
Earnings per share. We calculate basic earnings per share by dividing net income available to common stockholders by the weighted average number of all unrestricted common shares outstanding during the period. Diluted earnings per share further includes the dilutive effect of stock options, stock-settled appreciation rights (SSARs), restricted stock units (RSUs), and deferred stock units (DSUs). We calculate that dilutive effect using the “treasury stock method” (as defined by GAAP).
We have granted restricted shares of common stock to certain employees as part of their compensation. These restricted shares, which have varying vesting periods, contain non-forfeitable rights to dividends declared on common stock. As a result, the unvested restricted shares are considered participating securities in the calculation of earnings per share in accordance with a new accounting standard that we adopted retrospectively effective May 1, 2009. The adoption decreased previously reported basic earnings per share for 2009 from  $2.89 to  $2.88.
The following table presents information concerning basic and diluted earnings per share:

	2009	2010	2011
Basic and diluted net income	$435	$449	$572
Income allocated to participating securities (restricted shares)	(1)	(1)	(1)

Net income available to common stockholders	$434	$448	$571

Share data (in thousands):
Basic average common shares outstanding	150,452	147,834	145,603
Dilutive effect of stock options, SSARs, RSUs, and DSUs	927	741	910

Diluted average common shares outstanding	151,379	148,575	146,513

Basic earnings per share	$2.88	$3.03	$3.92
Diluted earnings per share	$2.87	$3.02	$3.90
SSARs for approximately 1,899,000 common shares, 824,000 common shares, and 350,000 common shares were excluded from the calculation of diluted earnings per share for 2009, 2010, and 2011, respectively, because they were not dilutive for those periods under the treasury stock method.

Stock distribution
Stock distribution. In September 2008, our Board of Directors authorized a stock split, effected as a stock dividend, of one share of Class B common stock for every four shares of either Class A or Class B common stock held by stockholders of record as of the close of business on October 6, 2008, with fractional shares paid in cash. The distribution took place on October 27, 2008. As a result of the stock distribution, we reclassified approximately  $5 from our retained earnings to our common stock account. The  $5 represents the  $0.15 par value per share of the shares issued in the stock distribution.

Stock-based compensation
Stock-based compensation. Our stock-based compensation plan requires that we purchase shares to satisfy stock-based compensation requirements, thereby avoiding future dilution of earnings that would occur from issuing additional shares. We acquire treasury shares from time to time in anticipation of these requirements. We intend to hold enough treasury stock so that the number of diluted shares never exceeds the original number of shares outstanding at the inception of the stock-based compensation plan (as adjusted for any share issuances unrelated to the plan). The extent to which the number of diluted shares exceeds the number of basic shares is determined by how much our stock price has appreciated since the stock-based compensation was awarded, not by how many treasury shares we have acquired.

Estimates
Estimates. To prepare financial statements that conform with generally accepted accounting principles, our management must make informed estimates that affect how we report revenues, expenses, assets, and liabilities, including contingent assets and liabilities. Actual results could (and probably will) differ from these estimates.

Recent accounting pronouncements
Recent accounting pronouncements. During fiscal 2011, we adopted new guidance for disclosures about allowances for doubtful accounts and about fair value measurements. Adopting this new accounting guidance had no material impact on our financial statements.

Accounting Policies (Tables)	12 Months Ended
Apr. 30, 2011
Accounting Policies [Abstract]
Basic and Diluted Earnings Per Share

	2009	2010	2011
Basic and diluted net income	$435	$449	$572
Income allocated to participating securities (restricted shares)	(1)	(1)	(1)

Net income available to common stockholders	$434	$448	$571

Share data (in thousands):
Basic average common shares outstanding	150,452	147,834	145,603
Dilutive effect of stock options, SSARs, RSUs, and DSUs	927	741	910

Diluted average common shares outstanding	151,379	148,575	146,513

Basic earnings per share	$2.88	$3.03	$3.92
Diluted earnings per share	$2.87	$3.02	$3.90
SSARs for approximately 1,899,000 common shares, 824,000 common shares, and 350,000 common shares were excluded from the calculation of diluted earnings per share for 2009, 2010, and 2011, respectively, because they were not dilutive for those periods under the treasury stock method.

Balance Sheet Information (Tables)	12 Months Ended
Apr. 30, 2011
Balance Sheet Information [Abstract]
Supplemental information on year-end balance sheets

April 30,	2010	2011
Other current assets:
Prepaid taxes	$99	$129
Other	85	89

	$184	$218

Property, plant, and equipment:
Land	$89	$69
Buildings	349	317
Equipment	491	446
Construction in process	15	11

	944	843
Less accumulated depreciation	476	450

	$468	$393

Accounts payable and accrued expenses:
Accounts payable, trade	$97	$126
Accrued expenses:
Advertising	55	72
Compensation and commissions	90	81
Excise and other non-income taxes	43	54
Self-insurance claims	12	11
Postretirement benefits	6	6
Interest	4	7
Other	35	55

	245	286

	$342	$412

Goodwill and Other Intangible Assets (Tables)	12 Months Ended
Apr. 30, 2011
Goodwill and Other Intangible Assets [Abstract]
Amount recorded as goodwill

Balance as of April 30, 2009	$675
Foreign currency translation adjustment and other	(9)

Balance as of April 30, 2010	666
Disposal of Hopland-based wine business (Note 14)	(49)
Foreign currency translation adjustment	8

Balance as of April 30, 2011	$625

Other Intangible Assets

	Gross Carrying		Accumulated
	Amount		Amortization
	2010	2011	2010	2011
Finite-lived intangible assets:
Distribution rights	$25	$25	$(17)	$(22)

Indefinite-lived intangible assets:
Trademarks and brand names	661	667	—	—

Debt (Tables)	12 Months Ended
Apr. 30, 2011
Debt [Abstract]
Long-term debt

April 30,	2010	2011
5.2% notes, due in fiscal 2012	$250	$252
5.0% notes, due in fiscal 2014	250	250
2.5% notes, due in fiscal 2016	—	249
Other	11	8

	511	759
Less current portion	3	255

	$508	$504

Fair Value Measurements (Tables)	12 Months Ended
Apr. 30, 2011
Fair Value Measurements [Abstract]
Summary of assets and liabilities measured at fair value on a recurring basis

	Level 1	Level 2	Level 3	Total
April 30, 2010:
Assets:
Currency derivatives	$—	$6	$—	$6
Liabilities:
Currency derivatives	—	6	—	6

April 30, 2011:
Assets:
Commodity derivatives	5	—	—	5
Interest rate swaps	—	3	—	3
Liabilities:
Currency derivatives	—	25	—	25

Fair Value of Financial Instruments (Tables)	12 Months Ended
Apr. 30, 2011
Fair Value of Financial Instruments [Abstract]
Comparison of the fair values and carrying amounts of financial instrument

April 30,	2010		2011
	Carrying	Fair	Carrying	Fair
	Amount	Value	Amount	Value
Assets:
Cash and cash equivalents	$232	$232	$567	$567
Commodity derivatives	—	—	5	5
Currency derivatives	6	6	—	—
Interest rate swaps	—	—	3	3

Liabilities:
Currency derivatives	6	6	25	25
Short-term borrowings	188	188	—	—
Current portion of long-term debt	3	3	255	265
Long-term debt	508	547	504	531

Derivative Financial Instruments (Tables)	12 Months Ended
Apr. 30, 2011
Derivative Financial Instruments [Abstract]
Fair values of derivative instruments

		Fair value of	Fair value of
		derivatives in a	derivatives in a
	Classification	gain position	loss position
April 30, 2010:
Designated as cash flow hedges:
Currency derivatives	Other current assets	$7	$(2)
Currency derivatives	Other assets	2	(1)
Currency derivatives	Accrued expenses	1	(6)
Currency derivatives	Other liabilities	—	(1)

Designated as net investment hedges:
Currency derivatives	Other current assets	—	(3)

Not designated as hedges:
Currency derivatives	Other current assets	3	—

April 30, 2011:
Designated as cash flow hedges:
Currency derivatives	Accrued expenses	—	(22)
Currency derivatives	Other liabilities	—	(6)

Designated as fair value hedges:
Interest rate swaps	Other current assets	2	—
Interest rate swaps	Other assets	1	—

Not designated as hedges:
Commodity derivatives	Other current assets	5	—
Currency derivatives	Accrued expenses	3	—

Fair values of derivative instruments affecting statements of operations

	Classification	2010	2011
Currency derivatives designated as cash flow hedges:
Net gain (loss) recognized in AOCI	n/a	$(19)	$(27)
Net gain (loss) reclassified from AOCI into income	Net sales	(16)	—

Interest rate swaps designated as fair value hedges:
Net gain (loss) recognized in income	Interest expense	—	3
Net gain (loss) recognized in income*	Other income	—	2

*	The effect on the hedged item was an equal but offsetting amount for the periods presented.

Currency derivatives designated as net investment hedges:
Net gain (loss) recognized in AOCI	n/a	(8)	(1)

Derivatives not designated as hedging instruments:
Currency derivatives — net gain (loss) recognized in income	Net sales	(8)	(10)
Currency derivatives — net gain (loss) recognized in income	Other income	1	(2)
Commodity derivatives — net gain (loss) recognized in income	Cost of sales	(1)	10

Pension and Other Postretirement Benefits (Tables)	12 Months Ended
Apr. 30, 2011
Pension and Other Postretirement Benefits [Abstract]
Annual pension and other postretirement benefit expenses as per the changed measurement date

	Pension	Medical and Life	Total
	Benefits	Insurance Benefits	Benefits
Retained earnings	$(2)	$(1)	$(3)
Accumulated other comprehensive income	8	1	9

Total	$6	$—	$6

Change in present value of pension and other postretirement benefit obligation

	Pension		Medical and Life
	Benefits		Insurance Benefits
	2010	2011	2010	2011
Obligation at beginning of year	$415	$577	$44	$58
Service cost	10	16	1	1
Interest cost	32	33	3	3
Net actuarial loss (gain)	143	10	12	(10)
Plan amendments	—	—	—	6
Retiree contributions	—	—	2	2
Benefits paid	(23)	(24)	(4)	(4)
Special termination benefits	—	1	—	—

Obligation at end of year	$577	$613	$58	$56

Expected benefit payments over the next 10 years

	Pension	Medical and Life
	Benefits	Insurance Benefits
2012	$25	$3
2013	26	3
2014	28	3
2015	29	3
2016	30	3
2017—2021	179	18

Fair value of pension plan assets by category, as well as the actual and target allocations

					Allocation by Asset Class
	Level 1	Level 2	Level 3	Total	Actual	Target
April 30, 2010:
Commingled trust funds(a):
Equity funds	$—	$176	$—	$176	50%	47%
Fixed income funds	—	117	—	117	33%	30%
Real estate funds	—	14	10	24	7%	8%

Total commingled trust funds	—	307	10	317	90%	85%

Hedge funds(b)	—	—	19	19	5%	5%
Private equity(c)	—	—	13	13	4%	5%
Cash and temporary investments(d)	2	—	—	2	1%	—
Other	—	—	—	—	—	5%

Total	$2	$307	$42	$351	100%	100%

April 30, 2011:
Commingled trust funds:
Equity funds	$—	$232	$—	$232	50%	47%
Fixed income funds	—	166	—	166	35%	35%
Real estate funds	—	18	9	27	6%	8%

Total commingled trust funds	—	416	9	425	91%	90%

Hedge funds	—	—	24	24	5%	5%
Private equity	—	—	16	16	3%	5%
Cash and temporary investments	2	—	—	2	1%	—

Total	$2	$416	$49	$467	100%	100%

(a)	Commingled trust fund valuations are based on the net asset value (NAV) of the funds as determined by the administrator of the fund and reviewed by us. NAV represents the underlying assets owned by the fund, minus liabilities and divided by the number of shares or units outstanding.

(b)	Hedge fund valuations are primarily based on the NAV of the funds as determined by the administrator of the fund and reviewed by us. During our review, we determine whether it is necessary to adjust the valuation for inherent liquidity and redemption issues that may exist within the fund’s underlying assets or fund unit values.

(c)	As of April 30, 2010 and 2011, consists only of limited partnership interests, which are valued at the percentage ownership of total partnership equity as determined by the general partner. These valuations require significant judgment due to the absence of quoted market prices, the inherent lack of liquidity, and the long-term nature of these investments.

(d)	Cash and temporary investments consist of money market funds and are valued at their respective NAVs as determined by those funds each business day.

Change in fair value of Level 3 assets

	Real Estate	Hedge	Private
	Funds	Funds	Equity	Total
Balance as of May 1, 2009	$15	$4	$13	$32
Return on assets held at end of year	(4)	1	—	(3)
Return on assets sold during year	—	(1)	(1)	(2)
Purchases and settlements	—	17	2	19
Sales and settlements	(1)	(2)	(1)	(4)

Balance as of April 30, 2010	10	19	13	42
Return on assets held at end of year	2	1	1	4
Return on assets sold during year	—	(1)	—	(1)
Purchases and settlements	—	6	4	10
Sales and settlements	(3)	(1)	(2)	(6)

Balance as of April 30, 2011	$9	$24	$16	$49

Change in fair value of the pension plan assets

	Pension		Medical and Life
	Benefits		Insurance Benefits
	2010	2011	2010	2011
Fair value at beginning of year	$284	$351	$—	$—
Actual return on plan assets	77	64	—	—
Retiree contributions	—	—	2	2
Company contributions	13	76	2	2
Benefits paid	(23)	(24)	(4)	(4)

Fair value at end of year	$351	$467	$—	$—

Funded status of plans

	Pension		Medical and Life
	Benefits		Insurance Benefits
	2010	2011	2010	2011
Assets	$351	$467	$—	$—
Obligations	(577)	(613)	(58)	(56)

Funded status	$(226)	$(146)	$(58)	$(56)

Funded status is recorded on the accompanying consolidated balance sheets

	Pension		Medical and Life
	Benefits		Insurance Benefits
	2010	2011	2010	2011
Other assets	$5	$7	$—	$—
Accounts payable and accrued expenses	(3)	(3)	(3)	(3)
Accrued postretirement benefits	(228)	(150)	(55)	(53)

Net liability	$(226)	$(146)	$(58)	$(56)

Accumulated other comprehensive loss:
Net actuarial loss (gain)	$299	$263	$7	$(3)
Prior service cost	4	3	1	6

	$303	$266	$8	$3

Pension plans that have assets in excess of their accumulated benefit obligations with those whose assets are less than their obligations

			Accumulated		Projected
			Benefit		Benefit
	Plan Assets		Obligation		Obligation
	2010	2011	2010	2011	2010	2011
Plans with assets in excess of accumulated benefit obligation	$45	$50	$38	$41	$40	$42
Plans with accumulated benefit obligation in excess of assets	306	417	476	505	537	571

Total	$351	$467	$514	$546	$577	$613

Pension Expense

	Pension Benefits
	2009	2010	2011
Service cost	$13	$10	$16
Interest cost	30	32	33
Special termination benefits	1	—	1
Expected return on plan assets	(35)	(34)	(36)
Amortization of:
Prior service cost	1	1	1
Net actuarial loss	6	4	18

Net expense	$16	$13	$33

Postretirement medical and life insurance benefit expense

	Medical and Life Insurance Benefits
	2009	2010	2011
Service cost	$1	$1	$1
Interest cost	3	3	3

Net expense	$4	$4	$4

Amounts recognized in other comprehensive income

	Pension			Medical and Life
	Benefits			Insurance Benefits
	2009	2010	2011	2009	2010	2011
Prior service cost	$1	$—	$—	$—	$—	$5
Actuarial loss (gain)	92	100	(18)	(9)	12	(10)
Amortization reclassified to net income:
Prior service cost	(1)	(1)	(1)	—	—	—
Net actuarial loss	(6)	(4)	(18)	—	—	—

Net amount recognized in other comprehensive income	$86	$95	$(37)	$(9)	$12	$(5)

Assumptions used in computing benefit plan obligations

	Pension		Medical and Life
	Benefits		Insurance Benefits
	2010	2011	2010	2011
Discount rate	5.91%	5.67%	5.78%	5.59%
Rate of salary increase	4.00%	4.00%	n/a	n/a

Assumptions used in computing benefit plan expense

	Pension			Medical and Life
	Benefits			Insurance Benefits
	2009	2010	2011	2009	2010	2011
Discount rate	6.87%	7.94%	5.91%	6.87%	7.80%	5.78%
Rate of salary increase	4.00%	4.00%	4.00%	n/a	n/a	n/a
Expected return on plan assets	8.75%	8.50%	8.50%	n/a	n/a	n/a

Assumed health care cost trend rates

	Medical and Life
	Insurance Benefits
	2010	2011
Health care cost trend rate assumed for next year:
Present rate before age 65	8.0%	7.5%
Present rate age 65 and after	8.0%	7.5%

Stock-Based Compensation (Tables)	12 Months Ended
Apr. 30, 2011
Stock-based Compensation [Abstract]
Summary of stock options and SSARs granted under the plan

			Weighted
	Number of	Weighted	Average
	Underlying	Average	Remaining
	Shares	Exercise Price	Contractual	Aggregate
	(in thousands)	per Award	Term (years)	Intrinsic Value
Outstanding at May 1, 2010	4,051	$41.31
Granted	415	61.24
Exercised	(738)	30.26
Forfeited or expired	(22)	49.52

Outstanding at April 30, 2011	3,706	$45.69	5.0	$97

Exercisable at April 30, 2011	2,470	$41.77	3.6	$74

Assumptions used for fair value estimation

	2009	2010	2011
Risk-free interest rate	3.5%	3.0%	2.1%
Expected volatility	18.1%	22.6%	23.7%
Expected dividend yield	1.8%	1.9%	1.9%
Expected life (years)	6	6	6

Summary of changes in outstanding RSUs and restricted stock

	Number of
	Underlying Shares	Weighted Average
	(in thousands)	Fair Value at Grant Date
Outstanding at May 1, 2010	176	$50.59
Granted	28	61.14
Vested	(122)	51.21

Outstanding at April 30, 2011	82	$53.28

Other Income And Expense (Tables)	12 Months Ended
Apr. 30, 2011
Other Income and Expense [Abstract]
Consolidated statement of operations

Net sales	$(3)
Selling, general, and administrative expenses	(6)
Other income	62
Income taxes	(15)

Net gain	$38

Income Taxes (Tables)	12 Months Ended
Apr. 30, 2011
Income Taxes [Abstract]
Domestic and foreign income before income taxes

	2009	2010	2011
United States	$533	$576	$696
Foreign	97	106	133

	$630	$682	$829

Deferred tax assets and liabilities

April 30,	2010	2011
Deferred tax assets:
Postretirement and other benefits	$125	$94
Accrued liabilities and other	26	22
Loss and credit carryforwards	56	50
Valuation allowance	(40)	(23)

Total deferred tax assets, net	167	143

Deferred tax liabilities:
Trademarks and brand names	(168)	(195)
Property, plant, and equipment	(37)	(46)

Total deferred tax liabilities, net	(205)	(241)

Net deferred tax liability	$(38)	$(98)

Total income tax expense

	2009	2010	2011
Current:
U.S. federal	$142	$175	$171
Foreign	26	28	41
State and local	15	19	18

	183	222	230

Deferred:
U.S. federal	$14	$16	$46
Foreign	(2)	(5)	(1)
State and local	—	—	(18)

	12	11	27

	$195	$233	$257

Reconciliation of effective tax rate to United States federal statutory tax rate

	Percent of Income Before Taxes
	2009	2010	2011
U.S. federal statutory rate	35.0%	35.0%	35.0%
State taxes, net of U.S. federal tax benefit	1.8	1.8	1.1
Income taxed at other than U.S. federal statutory rate	(1.3)	(1.0)	(0.4)
Tax benefit from U.S. manufacturing	(1.7)	(1.7)	(2.2)
Capital loss benefit	(1.2)	—	(2.7)
Nondeductible goodwill on Fetzer sale	—	—	2.1
Other, net	(1.5)	—	(1.9)

Effective rate	31.1%	34.1%	31.0%

Reconciliation of beginning and ending unrecognized tax benefits

	2009	2010	2011
Unrecognized tax benefits at beginning of year	$35	$26	$35
Additions for tax positions provided in prior periods	1	—	1
Additions for tax positions provided in current period	4	13	14
Decreases for tax positions provided in prior years	—	—	(4)
Settlements of tax positions in the current period	(2)	(3)	(5)
Lapse of statutes of limitations	(12)	(1)	(1)

Unrecognized tax benefits at end of year	$26	$35	$40

Segment Information (Tables)	12 Months Ended
Apr. 30, 2011
Segment Information [Abstract]
Net sales by product category

	2009	2010	2011
Net sales:
Spirits	$2,832	$2,916	$3,102
Wine	360	310	302

	$3,192	$3,226	$3,404

Net sales by geographic region

	2009	2010	2011
Net sales:
United States	$1,542	$1,529	$1,525
Europe	892	879	909
Other	758	818	970

	$3,192	$3,226	$3,404

Accounting Policies (Details) (USD $) In Millions, except Share data in Thousands, unless otherwise specified	12 Months Ended
	Apr. 30, 2011	Apr. 30, 2010	Apr. 30, 2009
Basic and Diluted Earnings Per Share
Basic and diluted net income	$ 572	$ 449	$ 435
Income allocated to participating securities (restricted shares)	(1)	(1)	(1)
Net income available to common stockholders	$ 571	$ 448	$ 434
Share data
Basic average common shares outstanding	145,603	147,834	150,452
Dilutive effect of stock options, SSARs and RSUs	910	741	927
Diluted average common shares outstanding	146,513	148,575	151,379
Basic earnings per share	$ 3.92	$ 3.03	$ 2.88
Diluted earnings per share	$ 3.9	$ 3.02	$ 2.87

Accounting Policies (Details Textual) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Apr. 30, 2011	Apr. 30, 2010	Apr. 30, 2009	Oct. 27, 2008
Property, Plant and Equipment [Line Items]
Basic earnings per share	$ 3.92	$ 3.03	$ 2.88
Inventories valued using LIFO method	63.00%
FIFO method value of inventory in excess of reported	$ 204	$ 219
Provision for inventory losses			22
Sales discount, recorded as a reduction of net sales	461	398	328
Stock-settled appreciation rights for common Shares excluded from calculation of diluted Earning Per share	350,000	824,000	1,899,000
Stock Distribution	One share of Class B common stock for every four shares of either Class A or Class B common stock held by stockholders of record as of the close of business on October 6, 2008, with fractional shares paid in cash
Reclassification of retained earnings to common stock account				$ 5
Par value per share of the shares issued in the stock distribution equivalent to Reclassification of retained earnings				$ 0.15
Condition for recognizing tax benefit	we recognize a tax benefit in an amount equal to the largest amount of benefit that we believe has more than a 50% likelihood of being realized upon ultimate resolution
Building Improvements [Member]
Property, Plant and Equipment [Line Items]
Minimum Estimated Useful Life of Assets	20
Maximum Estimated Useful Life of Assets	40
Machinery And Equipment [Member]
Property, Plant and Equipment [Line Items]
Minimum Estimated Useful Life of Assets	3
Maximum Estimated Useful Life of Assets	10
Software [Member]
Property, Plant and Equipment [Line Items]
Minimum Estimated Useful Life of Assets	3
Maximum Estimated Useful Life of Assets	7
Scenario, Previously Reported [Member]
Property, Plant and Equipment [Line Items]
Basic earnings per share			$ 2.89
Scenario, Actual [Member]
Property, Plant and Equipment [Line Items]
Basic earnings per share			$ 2.88

Balance Sheet Information (Details) (USD $) In Millions	Apr. 30, 2011	Apr. 30, 2010
Other current assets:
Prepaid taxes	$ 129	$ 99
Other	89	85
Other current assets	218	184
Property, plant, and equipment:
Land	69	89
Buildings	317	349
Equipment	446	491
Construction in process	11	15
Property, plant, and equipment	843	944
Less accumulated depreciation	450	476
Property, plant and equipment, net	393	468
Accounts payable and accrued expenses:
Accounts payable, trade	126	97
Accrued expenses:
Advertising	72	55
Compensation and commissions	81	90
Excise and other non-income taxes	54	43
Self-insurance claims	11	12
Postretirement benefits	6	6
Interest	7	4
Other	55	35
Accrued expenses	286	245
Accounts payable and accrued expenses	$ 412	$ 342

Goodwill and Other Intangible Assets (Details) (USD $) In Millions	12 Months Ended
	Apr. 30, 2011	Apr. 30, 2010
Amount recorded as goodwill
Goodwill, Beginning Balance	$ 666	$ 675
Disposal of Hopland-based wine business (Note14)	(49)
Foreign currency translation adjustment and other	8	(9)
Goodwill, Ending Balance	$ 625	$ 666

Goodwill and Other Intangible Assets (Details 1) (USD $) In Millions	Apr. 30, 2011	Apr. 30, 2010
Distribution Rights [Member]
Finite-lived intangible assets:
Gross Carrying Amount	$ 25	$ 25
Accumulated Amortization	(22)	(17)
Trademarks and brand names [Member]
Indefinite-lived intangible assets:
Indefinite-lived intangible assets	$ 667	$ 661

Goodwill and Other Intangible Assets (Details Textual) (USD $) In Millions	12 Months Ended
	Apr. 30, 2011	Apr. 30, 2010	Apr. 30, 2009
Goodwill and Other Intangible Assets (Textuals) [Abstract]
Amortization expense	$ 5	$ 5	$ 5
Expected amortization expenses, 2012	3
Don Eduardo [Member]
Indefinite-lived Intangible Assets by Major Class [Line Items]
Book value of indefinite intangible assets exceeded its fair value written down		$ 12

Commitments (Details) (USD $) In Millions	12 Months Ended
	Apr. 30, 2011	Apr. 30, 2010	Apr. 30, 2009
Commitments (Textuals) [Abstract]
Rental payment under operating leases	$ 22	$ 22	$ 21
Minimum lease payment, 2012	17
Minimum lease payment, 2013	10
Minimum lease payment, 2014	7
Minimum lease payment, 2015	4
Minimum lease payment, 2016	1
Total purchase obligation, 2012	4
Total purchase obligation, 2013	3
Total purchase obligation, 2014	3
Description of purchase obligation	prices to be determined based on market conditions at the time of harvest, which, although not specified, is expected to occur over the next 10 years
Total obligations	$ 4

Credit Facilities (Details) (USD $) In Millions	12 Months Ended
Apr. 30, 2011
Credit Facilities (Textuals) [Abstract]
Borrowing Capacity under revolving credit agreement with various domestic and international banks	$ 800
Revolving credit agreement, Expiration Date	4/30/2012
Revolving credit agreement restrictive covenant	consolidated EBITDA (as defined in the agreement) to consolidated interest expense not be less than a ratio of 3 to 1

Debt (Details) (USD $) In Millions	Apr. 30, 2011	Apr. 30, 2010
Long-term debt
Total long term debt	$ 759	$ 511
Current portion of long-term debt	255	3
Total long term debt excluding current portion	504	508
5.2% notes, due in fiscal 2012 [Member]
Long-term debt
Total long term debt	252	250
5.0% notes due in fiscal 2014 [Member]
Long-term debt
Total long term debt	250	250
2.5% notes, due in fiscal 2016 [Member]
Long-term debt
Total long term debt	249	0
other long-term debt [Member]
Long-term debt
Total long term debt	$ 8	$ 11

Debt (Details Textual) (USD $) In Millions, unless otherwise specified	Apr. 30, 2011	Apr. 30, 2010
Debt (Textuals) [Abstract]
Debt payment, 2012	$ 253
Debt payment, 2013	3
Debt payment, 2014	253
Debt payment, 2016	$ 250
Weighted average interest rate on short term borrowing outstanding		0.20%

Fair Value Measurements (Details) (USD $) In Millions	Apr. 30, 2011	Apr. 30, 2010
Level 1 [Member] | Commodity contracts [Member]
Summary of assets and liabilities measured at fair value on a recurring basis
Assets:	$ 5
Level 1 [Member] | Foreign currency contracts [Member]
Summary of assets and liabilities measured at fair value on a recurring basis
Liabilities:	0	0
Assets:		0
Level 1 [Member] | Interest Rate Swap [Member]
Summary of assets and liabilities measured at fair value on a recurring basis
Assets:	0
Level 2 [Member] | Commodity contracts [Member]
Summary of assets and liabilities measured at fair value on a recurring basis
Assets:	0
Level 2 [Member] | Foreign currency contracts [Member]
Summary of assets and liabilities measured at fair value on a recurring basis
Liabilities:	25	6
Assets:		6
Level 2 [Member] | Interest Rate Swap [Member]
Summary of assets and liabilities measured at fair value on a recurring basis
Assets:	3
Level 3 [Member] | Commodity contracts [Member]
Summary of assets and liabilities measured at fair value on a recurring basis
Assets:	0
Level 3 [Member] | Foreign currency contracts [Member]
Summary of assets and liabilities measured at fair value on a recurring basis
Liabilities:	0	0
Assets:		0
Level 3 [Member] | Interest Rate Swap [Member]
Summary of assets and liabilities measured at fair value on a recurring basis
Assets:	0
Commodity contracts [Member]
Summary of assets and liabilities measured at fair value on a recurring basis
Assets:	5
Foreign currency contracts [Member]
Summary of assets and liabilities measured at fair value on a recurring basis
Liabilities:	25	6
Assets:	0	6
Interest Rate Swap [Member]
Summary of assets and liabilities measured at fair value on a recurring basis
Assets:	$ 3

Fair Value of Financial Instruments (Details) (USD $) In Millions	Apr. 30, 2011	Apr. 30, 2010	Apr. 30, 2009	Apr. 30, 2008
Assets:
Cash and cash equivalents, Carrying Amount	$ 567	$ 232	$ 340	$ 119
Cash and cash equivalents, Fair Value	567	232
Liabilities:
Short-term borrowings, Carrying Amount	0	188
Short-term borrowings, Fair Value	0	188
Current portion of long-term debt, Carrying Amount	255	3
Current portion of long-term debt, Fair Value	265	3
Long-term debt, less unamortized discount of $1 in 2010 and $2 in 2011	504	508
Long Term Debt, Fair Value	531	547
Commodity contracts [Member]
Assets:
Contracts, Fair Value	5	0
Contracts, Carrying Amount	5	0
Foreign currency contracts [Member]
Assets:
Contracts, Carrying Amount	0	6
Liabilities:
Commodity and Foreign currency contracts, Carrying Amount	25	6
Interest Rate Swap [Member]
Assets:
Contracts, Fair Value	3	0
Contracts, Carrying Amount	$ 3	$ 0

Derivative Financial Instruments (Details) (USD $) In Millions	Apr. 30, 2011	Apr. 30, 2010
Commodity contracts [Member] | Gain Position [Member] | Other Current Assets [Member]
Fair values of derivative instruments
Fair value of derivatives not designated as hedging instruments	$ 5
Foreign currency contracts [Member] | Gain Position [Member] | Accrued Expenses [Member]
Fair values of derivative instruments
Fair value of derivatives not designated as hedging instruments	3
Fair value of derivative instruments designated as cash flow hedges	0	1
Foreign currency contracts [Member] | Gain Position [Member] | Other Current Assets [Member]
Fair values of derivative instruments
Fair value of derivative instruments designation as investment hedges		0
Fair value of derivatives not designated as hedging instruments		3
Fair value of derivative instruments designated as cash flow hedges		7
Foreign currency contracts [Member] | Gain Position [Member] | Other Assets [Member]
Fair values of derivative instruments
Fair value of derivative instruments designated as cash flow hedges		2
Foreign currency contracts [Member] | Gain Position [Member] | Other Liabilities [Member]
Fair values of derivative instruments
Fair value of derivative instruments designated as cash flow hedges	0	0
Interest Rate Swap [Member] | Gain Position [Member] | Other Current Assets [Member]
Fair values of derivative instruments
Fair value of derivative instruments designated as fair value hedges	2
Interest Rate Swap [Member] | Gain Position [Member] | Other Assets [Member]
Fair values of derivative instruments
Fair value of derivative instruments designated as fair value hedges	1
Commodity contracts [Member] | Loss Position [Member] | Other Current Assets [Member]
Fair values of derivative instruments
Fair value of derivatives not designated as hedging instruments	0
Foreign currency contracts [Member] | Loss Position [Member] | Accrued Expenses [Member]
Fair values of derivative instruments
Fair value of derivatives not designated as hedging instruments	0
Fair value of derivative instruments designated as cash flow hedges	(22)	(6)
Foreign currency contracts [Member] | Loss Position [Member] | Other Current Assets [Member]
Fair values of derivative instruments
Fair value of derivative instruments designation as investment hedges		(3)
Fair value of derivatives not designated as hedging instruments		0
Fair value of derivative instruments designated as cash flow hedges		(2)
Foreign currency contracts [Member] | Loss Position [Member] | Other Assets [Member]
Fair values of derivative instruments
Fair value of derivative instruments designated as cash flow hedges		(1)
Foreign currency contracts [Member] | Loss Position [Member] | Other Liabilities [Member]
Fair values of derivative instruments
Fair value of derivative instruments designated as cash flow hedges	(6)	(1)
Interest Rate Swap [Member] | Loss Position [Member] | Other Current Assets [Member]
Fair values of derivative instruments
Fair value of derivative instruments designated as fair value hedges	0
Interest Rate Swap [Member] | Loss Position [Member] | Other Assets [Member]
Fair values of derivative instruments
Fair value of derivative instruments designated as fair value hedges	$ 0

Derivative Financial Instruments (Details 1) (USD $) In Millions	12 Months Ended
	Apr. 30, 2011	Apr. 30, 2010
Foreign currency contracts [Member] | Sales [Member] | Cash Flow Hedging [Member]
Fair values of derivative instruments affecting statements of operations
Net gain (loss) reclassified from AOCI into income		$ (16)
Foreign currency contracts [Member] | Sales [Member] | Not designated as hedges [Member]
Fair values of derivative instruments affecting statements of operations
Gain (loss) on derivative instruments recognized in income	(10)	(8)
Commodity contracts [Member] | Cost of Sales [Member] | Not designated as hedges [Member]
Fair values of derivative instruments affecting statements of operations
Gain (loss) on derivative instruments recognized in income	10	(1)
Foreign currency contracts [Member] | Other Income [Member] | Not designated as hedges [Member]
Fair values of derivative instruments affecting statements of operations
Gain (loss) on derivative instruments recognized in income	(2)	1
Interest Rate Swap [Member] | Other Income [Member] | Fair Value Hedging [Member]
Fair values of derivative instruments affecting statements of operations
Gain (loss) on derivative instruments recognized in income	2
Interest Rate Swap [Member] | Interest Expense [Member] | Fair Value Hedging [Member]
Fair values of derivative instruments affecting statements of operations
Gain (loss) on derivative instruments recognized in income	3
Foreign currency contracts [Member] | Cash Flow Hedging [Member]
Fair values of derivative instruments affecting statements of operations
Net gain (loss) recognized in AOCI	(27)	(19)
Net Investment Hedging [Member]
Fair values of derivative instruments affecting statements of operations
Net gain (loss) recognized in AOCI	$ (1)	$ (8)

Derivative Financial Instruments (Details Textual) (USD $) In Millions, unless otherwise specified	Apr. 30, 2011	Apr. 30, 2010
Derivative Financial Instruments (Textuals)
Outstanding foreign currency contracts with notional amounts	$ 392	$ 400
Outstanding exchange-traded futures and options contracts of corn ( In bushels)	3,000,000	3,000,000
Fixed-to-floating interest rate swaps outstanding with a notional value	375	250
Net gains recorded in AOCI expected to reclassify to earnings during the next 12 months	18
Maximum term of outstanding derivative contracts	24 months	27 months
Aggregate fair value of derivatives with creditworthiness requirements that were in a net liability position	$ 22	$ 4

Pension and Other Postretirement Benefits (Details) (USD $) In Millions	12 Months Ended
	Apr. 30, 2011	Apr. 30, 2010	Apr. 30, 2009	Apr. 30, 2008
Annual Pension and Other Postretirement Benefit Expenses as Per Changed Measurement Date
Retained earnings				$ (3)
Accumulated other comprehensive income				9
Total				6
Pension Benefits [Member]
Annual Pension and Other Postretirement Benefit Expenses as Per Changed Measurement Date
Retained earnings				(2)
Accumulated other comprehensive income				8
Total				6
Change in present value of pension and other postretirement benefit
Obligation at beginning of year	577	415
Service cost	16	10	13
Interest cost	33	32	30
Net actuarial (gain) loss	10	143
Benefits paid	(24)	(23)
Special termination benefits	1		1
Obligation at end of year	613	577	415
Expected benefit payments over the next 10 years
2012	25
2013	26
2014	28
2015	29
2016	30
2017-2021	179
Medical and Life Insurance Benefits [Member]
Annual Pension and Other Postretirement Benefit Expenses as Per Changed Measurement Date
Retained earnings				(1)
Accumulated other comprehensive income				1
Total				0
Change in present value of pension and other postretirement benefit
Obligation at beginning of year	58	44
Service cost	1	1	1
Interest cost	3	3	3
Net actuarial (gain) loss	(10)	12
Plan amendments	6
Retiree contributions	2	2
Benefits paid	(4)	(4)
Obligation at end of year	56	58	44
Expected benefit payments over the next 10 years
2012	3
2013	3
2014	3
2015	3
2016	3
2017-2021	$ 18

Pension and Other Postretirement Benefits (Details 1) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Apr. 30, 2011	Apr. 30, 2010
Fair value of pension plan assets by category, as well as the actual and target allocations
Total, Plan Assets	$ 467	$ 351
Equity funds, Allocation by asset class, Actual	50.00%	50.00%
Equity funds, Allocation by asset class, Target	47.00%	47.00%
Fixed income funds, Allocation by asset class, Actual	35.00%	33.00%
Fixed income funds, Allocation by asset class, Target	35.00%	30.00%
Real estate funds, Allocation by asset class, Actual	6.00%	7.00%
Real estate funds, Allocation by asset class, Target	8.00%	8.00%
Total commingled trust funds, Allocation by asset class, Actual	91.00%	90.00%
Total commingled trust funds, Allocation by asset class, Target	90.00%	85.00%
Hedge funds, Allocation by asset class, Actual	5.00%	5.00%
Hedge funds, Allocation by asset class, Target	5.00%	5.00%
Private equity, Allocation by asset class, Actual	3.00%	4.00%
Private equity, Allocation by asset class, Target	5.00%	5.00%
Cash and temporary investments, Allocation by asset class, Actual	1.00%	1.00%
Cash and temporary investments, Allocation by asset class, Target	0.00%	0.00%
Other, Allocation by asset class, Actual		0.00%
Other, Allocation by asset class, Target		5.00%
Total, Allocation by Asset Class, Actual	100.00%	100.00%
Total, Allocation By Asset Class, Target	100.00%	100.00%
Change in fair value of Level 3 assets
Ending balance	467	351
Commingled Trust Funds [Member]
Fair value of pension plan assets by category, as well as the actual and target allocations
Total, Plan Assets	425	317
Change in fair value of Level 3 assets
Ending balance	425	317
Commingled Trust Funds [Member] | Level 1 [Member]
Fair value of pension plan assets by category, as well as the actual and target allocations
Total, Plan Assets	0	0
Change in fair value of Level 3 assets
Ending balance	0	0
Commingled Trust Funds [Member] | Level 2 [Member]
Fair value of pension plan assets by category, as well as the actual and target allocations
Total, Plan Assets	416	307
Change in fair value of Level 3 assets
Ending balance	416	307
Commingled Trust Funds [Member] | Level 3 [Member]
Fair value of pension plan assets by category, as well as the actual and target allocations
Total, Plan Assets	9	10
Change in fair value of Level 3 assets
Ending balance	9	10
Equity Funds [Member]
Fair value of pension plan assets by category, as well as the actual and target allocations
Total, Plan Assets	232	176
Change in fair value of Level 3 assets
Ending balance	232	176
Equity Funds [Member] | Level 1 [Member]
Fair value of pension plan assets by category, as well as the actual and target allocations
Total, Plan Assets	0	0
Change in fair value of Level 3 assets
Ending balance	0	0
Equity Funds [Member] | Level 2 [Member]
Fair value of pension plan assets by category, as well as the actual and target allocations
Total, Plan Assets	232	176
Change in fair value of Level 3 assets
Ending balance	232	176
Equity Funds [Member] | Level 3 [Member]
Fair value of pension plan assets by category, as well as the actual and target allocations
Total, Plan Assets	0	0
Change in fair value of Level 3 assets
Ending balance	0	0
Fixed Income Funds [Member]
Fair value of pension plan assets by category, as well as the actual and target allocations
Total, Plan Assets	166	117
Change in fair value of Level 3 assets
Ending balance	166	117
Fixed Income Funds [Member] | Level 1 [Member]
Fair value of pension plan assets by category, as well as the actual and target allocations
Total, Plan Assets	0	0
Change in fair value of Level 3 assets
Ending balance	0	0
Fixed Income Funds [Member] | Level 2 [Member]
Fair value of pension plan assets by category, as well as the actual and target allocations
Total, Plan Assets	166	117
Change in fair value of Level 3 assets
Ending balance	166	117
Fixed Income Funds [Member] | Level 3 [Member]
Fair value of pension plan assets by category, as well as the actual and target allocations
Total, Plan Assets	0	0
Change in fair value of Level 3 assets
Ending balance	0	0
Real Estate funds [Member]
Fair value of pension plan assets by category, as well as the actual and target allocations
Total, Plan Assets	27
Change in fair value of Level 3 assets
Beginning balance	24
Return on assets held at end of year	2
Ending balance	27
Real Estate funds [Member] | Level 1 [Member]
Fair value of pension plan assets by category, as well as the actual and target allocations
Total, Plan Assets	0	0
Change in fair value of Level 3 assets
Ending balance	0	0
Real Estate funds [Member] | Level 2 [Member]
Fair value of pension plan assets by category, as well as the actual and target allocations
Total, Plan Assets	18	14
Change in fair value of Level 3 assets
Ending balance	18	14
Real Estate funds [Member] | Level 3 [Member]
Fair value of pension plan assets by category, as well as the actual and target allocations
Total, Plan Assets	9	10
Change in fair value of Level 3 assets
Beginning balance	10	15
Return on assets held at end of year		(4)
Sales and settlements	(3)	(1)
Ending balance	9	10
Hedge Funds [Member]
Fair value of pension plan assets by category, as well as the actual and target allocations
Total, Plan Assets	24
Change in fair value of Level 3 assets
Beginning balance	19
Return on assets held at end of year	1
Ending balance	24
Hedge Funds [Member] | Level 1 [Member]
Fair value of pension plan assets by category, as well as the actual and target allocations
Total, Plan Assets	0	0
Change in fair value of Level 3 assets
Ending balance	0	0
Hedge Funds [Member] | Level 2 [Member]
Fair value of pension plan assets by category, as well as the actual and target allocations
Total, Plan Assets	0	0
Change in fair value of Level 3 assets
Ending balance	0	0
Hedge Funds [Member] | Level 3 [Member]
Fair value of pension plan assets by category, as well as the actual and target allocations
Total, Plan Assets	24	19
Change in fair value of Level 3 assets
Beginning balance	19	4
Return on assets held at end of year		1
Return on assets sold during year	(1)	(1)
Purchases and settlements	6	17
Sales and settlements	(1)	(2)
Ending balance	24	19
Private Equity [Member]
Fair value of pension plan assets by category, as well as the actual and target allocations
Total, Plan Assets	16
Change in fair value of Level 3 assets
Beginning balance	13
Return on assets held at end of year	1
Ending balance	16
Private Equity [Member] | Level 1 [Member]
Fair value of pension plan assets by category, as well as the actual and target allocations
Total, Plan Assets	0	0
Change in fair value of Level 3 assets
Ending balance	0	0
Private Equity [Member] | Level 2 [Member]
Fair value of pension plan assets by category, as well as the actual and target allocations
Total, Plan Assets	0	0
Change in fair value of Level 3 assets
Ending balance	0	0
Private Equity [Member] | Level 3 [Member]
Fair value of pension plan assets by category, as well as the actual and target allocations
Total, Plan Assets	16	13
Change in fair value of Level 3 assets
Beginning balance	13	13
Return on assets sold during year		(1)
Purchases and settlements	4	2
Sales and settlements	(2)	(1)
Ending balance	16	13
Cash And Temporary Investments [Member]
Fair value of pension plan assets by category, as well as the actual and target allocations
Total, Plan Assets	2	2
Change in fair value of Level 3 assets
Ending balance	2	2
Cash And Temporary Investments [Member] | Level 1 [Member]
Fair value of pension plan assets by category, as well as the actual and target allocations
Total, Plan Assets	2	2
Change in fair value of Level 3 assets
Ending balance	2	2
Cash And Temporary Investments [Member] | Level 2 [Member]
Fair value of pension plan assets by category, as well as the actual and target allocations
Total, Plan Assets	0	0
Change in fair value of Level 3 assets
Ending balance	0	0
Cash And Temporary Investments [Member] | Level 3 [Member]
Fair value of pension plan assets by category, as well as the actual and target allocations
Total, Plan Assets	0	0
Change in fair value of Level 3 assets
Ending balance	0	0
Other [Member]
Fair value of pension plan assets by category, as well as the actual and target allocations
Total, Plan Assets		0
Change in fair value of Level 3 assets
Ending balance		0
Other [Member] | Level 1 [Member]
Fair value of pension plan assets by category, as well as the actual and target allocations
Total, Plan Assets		0
Change in fair value of Level 3 assets
Ending balance		0
Other [Member] | Level 2 [Member]
Fair value of pension plan assets by category, as well as the actual and target allocations
Total, Plan Assets		0
Change in fair value of Level 3 assets
Ending balance		0
Other [Member] | Level 3 [Member]
Fair value of pension plan assets by category, as well as the actual and target allocations
Total, Plan Assets		0
Change in fair value of Level 3 assets
Ending balance		0
Level 1 [Member]
Fair value of pension plan assets by category, as well as the actual and target allocations
Total, Plan Assets	2	2
Change in fair value of Level 3 assets
Ending balance	2	2
Level 2 [Member]
Fair value of pension plan assets by category, as well as the actual and target allocations
Total, Plan Assets	416	307
Change in fair value of Level 3 assets
Ending balance	416	307
Level 3 [Member]
Fair value of pension plan assets by category, as well as the actual and target allocations
Total, Plan Assets	49	42
Change in fair value of Level 3 assets
Beginning balance	42	32
Return on assets held at end of year	4	(3)
Return on assets sold during year	(1)	(2)
Purchases and settlements	10	19
Sales and settlements	(6)	(4)
Ending balance	$ 49	$ 42

Pension and Other Postretirement Benefits (Details 2) (USD $) In Millions	12 Months Ended
	Apr. 30, 2011	Apr. 30, 2010	Apr. 30, 2009
Change in fair value of the pension plan assets
Ending balance	$ 467	$ 351
Funded status of plans
Assets	467	351
Funded status is recorded on the accompanying consolidated balance sheets
Accounts payable and accrued expenses	(6)	(6)
Accrued postretirement benefits	(203)	(283)
Pension plans that have assets in excess of their accumulated benefit obligations with those whose assets are less than their obligations.
Plans with assets in excess of accumulated benefit obligation, Plan Assets	50	45
Plans with assets in excess of accumulated benefit obligation, Accumulated Benefit Obligation	41	38
Plans with assets in excess of accumulated benefit obligation, Projected Benefit Obligation	42	40
Plans with accumulated benefit obligation in excess of assets, Plan Assets	417	306
Plans with accumulated benefit obligation in excess of assets, Accumulated Benefit Obligation	505	476
Plans with accumulated benefit obligation in excess of assets, Projected Benefit Obligation	571	537
Total, Plan Assets	467	351
Pension Benefits [Member]
Change in fair value of the pension plan assets
Beginning balance	351	284
Actual return on plan assets	64	77
Company contributions	76	13
Benefits paid	(24)	(23)
Ending balance	467	351	284
Funded status of plans
Assets	467	351	284
Obligations	(613)	(577)	(415)
Funded status	(146)	(226)
Funded status is recorded on the accompanying consolidated balance sheets
Other assets	7	5
Accounts payable and accrued expenses	(3)	(3)
Accrued postretirement benefits	(150)	(228)
Net liability	(146)	(226)
Accumulated other comprehensive loss:
Net actuarial loss (gain)	263	299
Prior service cost	3	4
Total	266	303
Pension plans that have assets in excess of their accumulated benefit obligations with those whose assets are less than their obligations.
Total, Plan Assets	467	351	284
Total, Projected Benefit Obligation	613	577	415
Pension Expense
Service cost	16	10	13
Interest cost	33	32	30
Special termination benefits	1		1
Expected return on plan assets	(36)	(34)	(35)
Amortization of:
Prior service cost	1	1	1
Net actuarial loss	18	4	6
Net expense	33	13	16
Medical and Life Insurance Benefits [Member]
Change in fair value of the pension plan assets
Beginning balance	0	0
Retiree contributions	2	2
Company contributions	2	2
Benefits paid	(4)	(4)
Ending balance	0	0	0
Funded status of plans
Assets	0	0	0
Obligations	(56)	(58)	(44)
Funded status	(56)	(58)
Funded status is recorded on the accompanying consolidated balance sheets
Other assets	0	0
Accounts payable and accrued expenses	(3)	(3)
Accrued postretirement benefits	(53)	(55)
Net liability	(56)	(58)
Accumulated other comprehensive loss:
Net actuarial loss (gain)	(3)	7
Prior service cost	6	1
Total	3	8
Pension plans that have assets in excess of their accumulated benefit obligations with those whose assets are less than their obligations.
Total, Plan Assets	0	0	0
Total, Projected Benefit Obligation	56	58	44
Pension Expense
Service cost	1	1	1
Interest cost	3	3	3
Amortization of:
Net expense	4	4	4
Plan Assets [Member]
Change in fair value of the pension plan assets
Ending balance	467	351
Funded status of plans
Assets	467	351
Pension plans that have assets in excess of their accumulated benefit obligations with those whose assets are less than their obligations.
Total, Plan Assets	467	351
Accumulated Benefit Obligation [Member]
Pension plans that have assets in excess of their accumulated benefit obligations with those whose assets are less than their obligations.
Total, Accumulated Benefit Obligation	546	514
Projected Benefit Obligation [Member]
Funded status of plans
Obligations	(613)	(577)
Pension plans that have assets in excess of their accumulated benefit obligations with those whose assets are less than their obligations.
Total, Projected Benefit Obligation	$ 613	$ 577

Pension and Other Postretirement Benefits (Details 3) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Apr. 30, 2011	Apr. 30, 2010	Apr. 30, 2009
Pension Benefits [Member]
Postretirement medical and life insurance benefit expense
Service cost	$ 16	$ 10	$ 13
Interest cost	33	32	30
Net expense	33	13	16
Amounts recognized in other comprehensive income
Prior service cost			1
Actuarial (gain) loss	(18)	100	92
Amortization reclassified to net income:
Prior service cost	(1)	(1)	(1)
Net actuarial loss	(18)	(4)	(6)
Net amount recognized in other comprehensive income	(37)	95	86
Assumptions used in computing benefit plan obligations
Discount rate	5.67%	5.91%
Rate of salary increase	4.00%	4.00%
Assumptions used in computing benefit plan expense
Discount rate	5.91%	7.94%	6.87%
Rate of salary increase	4.00%	4.00%	4.00%
Expected return on plan assets	8.50%	8.50%	8.75%
Medical and Life Insurance Benefits [Member]
Postretirement medical and life insurance benefit expense
Service cost	1	1	1
Interest cost	3	3	3
Net expense	4	4	4
Amounts recognized in other comprehensive income
Prior service cost	5
Actuarial (gain) loss	(10)	12	(9)
Amortization reclassified to net income:
Net amount recognized in other comprehensive income	$ (5)	$ 12	$ (9)
Assumptions used in computing benefit plan obligations
Discount rate	5.59%	5.78%
Assumptions used in computing benefit plan expense
Discount rate	5.78%	7.80%	6.87%
Assumed health care cost trend rates
Present rate before age 65	7.50%	8.00%
Present rate age 65 and after	7.50%	8.00%

Pension and Other Postretirement Benefits (Details Textual) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Apr. 30, 2011	Apr. 30, 2010	Apr. 30, 2009
Pension and Other Postretirement Benefits (Textuals)
Project health care cost trend rates to decline gradually to, by 2016 and remain thereafter	5.00%
Percentage change in Health assumed Health care costs	1.00%
1% increase/decrease in assumed health care cost trend rates would have increased/decreased the accumulated postretirement benefit obligation	$ 6
1% increase/decrease in assumed health care cost trend rates would have increased/decreased the aggregate service and interest costs	1
Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Reduction in benefit obligations	(24)	(23)
Expected contribution to benefit plans in 2012	40
Estimated amount of prior service cost that will be amortized from accumulated other comprehensive loss into pension expense in 2012	1
Estimated amount of net actuarial loss that will be amortized from accumulated other comprehensive loss into pension expense in 2012	19
Medical and Life Insurance Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Reduction in benefit obligations	(4)	(4)
Expected contribution to benefit plans in 2012	3
Saving Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Expense For Matching Contributions	$ 9	$ 8	$ 10

Stock-Based Compensation (Details) (USD $) In Millions, except Share data in Thousands, unless otherwise specified	12 Months Ended
Apr. 30, 2011
Summary of stock options and SSARs granted under the plan
Stock Options and SSARs, shares, outstanding at May 1, 2010	4,051
Stock Options and SSARs, Weighted Average Exercise Price per Award, Outstanding, Beginning Balance	$ 41.31
Stock Options and SSARs Granted	415
Stock Options and SSARs, Granted, Weighted Average Exercise Price per Award	$ 61.24
Stock Options and SSARs, Exercised	(738)
Stock Options and SSARs, Exercised, Weighted Average Exercise Price per Award	$ 30.26
Stock Options and SSARs, Forfeited or expired	(22)
Stock Options and SSARs, Forfeited or expired, Weighted Average Exercise Price per Award	$ 49.52
Stock Options and SSARs, shares, outstanding at April 30, 2011	3,706
Stock Options and SSARs, Weighted Average Exercise Price per Award, Outstanding, Ending Balance	$ 45.69
Stock Options and SSARs, Outstanding Weighted Average Remaining Contractual Term	5
Share Based Compensation Arrangement By Share Based Payment Award Options Stock Settled Appreciation Rights Vested And Expected To Vest Outstanding Aggregate Intrinsic Value	$ 97
Stock Options and SSARs, Exercisable, Ending Balance	2,470
Stock Options and SSARs Exercisable, Weighted Average Exercise Price per Award, Ending Balance	$ 41.77
Stock Options and SSARs, Exercisable, Weighted Average Remaining Contractual Term	3.6
Stock Options and SSARs, Exercisable, Aggregate Intrinsic Value	$ 74

Stock-Based Compensation (Details 1)	12 Months Ended
	Apr. 30, 2011	Apr. 30, 2010	Apr. 30, 2009
Assumptions used for fair value estimation
Risk-free interest rate	2.10%	3.00%	3.50%
Expected volatility	23.70%	22.60%	18.10%
Expected dividend yield	1.90%	1.90%	1.80%
Expected life (years)	6	6	6

Stock-Based Compensation (Details 2) (Restricted Stock [Member], USD $) In Thousands, except Per Share data	12 Months Ended
Apr. 30, 2011
Restricted Stock [Member]
Summary of changes in outstanding Restricted stock units and restricted stock
Outstanding at May 1, 2010	176
Weighted Average Fair Value at Grant Date, Beginning Balance	$ 50.59
Granted	28
Weighted Average Fair Value at Grant Date, Granted	$ 61.64
Vested	(122)
Weighted Average Fair Value at Grant Date, Vested	$ 51.21
Outstanding at April 30, 2011	82
Weighted Average Fair Value at Grant Date, Ending Balance	$ 53.28

Stock-Based Compensation (Details Textuals) (USD $)	12 Months Ended
	Apr. 30, 2011	Apr. 30, 2010	Apr. 30, 2009
Stock Based Compensation (Textuals) [Abstract]
The total intrinsic value of options and SSARs Rights exercised	$ 25,000,000	$ 18,000,000	$ 17,000,000
Period after which stock options and SSARs granted under the Plan become exercisable	3 years
Vesting Period for Which Stock options and SSARs granted under the Plan become expire after Grant date	7 years
Grant-date fair value per award	12.66	9.42	11.24
Special Cash Dividend Per Share On Class A and Class B Common Stock		$ 1
Stock-based incentive awards on a pre-tax	9,000,000	8,000,000	7,000,000
Compensation expense partially offset by deferred income tax benefits	4,000,000	3,000,000	3,000,000
Total unrecognized compensation cost related to non-vested stock-based compensation	9,000,000
Cost recognized over weighted-average period (in years)	2
Omnibus Compensation Plan 2004 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares authorized under 2004 Omnibus Compensation Plan	7,433,000
Shares issued under 2004 Omnibus Compensation Plan	4,265,000
Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares outstanding under Restricted stock units	82,000	176,000
Weighted-average remaining restriction period (in years)	1.8
Total fair value of Restricted stock units and restricted stock vested	$ 9,000,000	$ 2,000,000	$ 3,000,000

Restructuring Costs (Details) (USD $) In Millions	12 Months Ended
Apr. 30, 2009
Restructuring Costs (Textuals) [Abstract]
Expense Related To to reduce our workforce through involuntary employment termination and voluntary early retirement	$ 12
Amount of material additional expenses incurred as a result of reduction in workforce	$ 0

Other Income And Expense (Details 1) (USD $) In Millions	12 Months Ended
	Apr. 30, 2011	Apr. 30, 2010	Apr. 30, 2009
Consolidated statement of operations
Net sales	$ 3,404	$ 3,226	$ 3,192
Selling, general, and administrative expenses	(574)	(539)	(548)
Other income	76	(7)	20
Income taxes	(257)	(233)	(195)
Net income	572	449	435
Other income expense [Member]
Consolidated statement of operations
Net sales	(3)
Selling, general, and administrative expenses	(6)
Other income	62
Income taxes	(15)
Net income	$ 38

Other Income and Expense (Details) (USD $) In Millions	12 Months Ended
	Apr. 30, 2011	Apr. 30, 2010	Apr. 30, 2009
Other Income And Expense (Textuals) [Abstract]
Gain on sale of Bolla and Fontana Candida trademarks			$ 20
Sales price (subject to a post-closing working capital adjustment) in cash	234
Net income	572	449	435
Other income expense [Member]
Other Income And Expense (Textuals) [Abstract]
Gain on sale of Bolla and Fontana Candida trademarks			20
Impairment charge of Don Eduardo trademark		12
Net income	$ 38

Income Taxes (Details) (USD $) In Millions	12 Months Ended
	Apr. 30, 2011	Apr. 30, 2010	Apr. 30, 2009
Domestic and foreign components of our income before income taxes
United States	$ 696	$ 576	$ 533
Foreign	133	106	97
Income before income taxes	829	682	630
Deferred tax assets:
Postretirement and other benefits	94	125
Accrued liabilities and other	22	26
Loss and credit carryforwards	50	56
Valuation allowance	(23)	(40)
Total deferred tax assets, net	143	167
Deferred tax liabilities:
Trademarks and brand names	(195)	(168)
Property, plant, and equipment	(46)	(37)
Total deferred tax liabilities, net	(241)	(205)
Net deferred tax liability	(98)	(38)
Current:
U.S. federal	171	175	142
Foreign	41	28	26
State and local	18	19	15
Current Income Tax Expense	230	222	183
Deferred:
U.S. federal	46	16	14
Foreign	(1)	(5)	(2)
State and local	(18)
Deferred Income Tax Expense	27	11	12
Total income tax expense	$ 257	$ 233	$ 195

Income Taxes (Details 1) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Apr. 30, 2011	Apr. 30, 2010	Apr. 30, 2009
Reconciles our effective tax rate to the federal statutory tax rate in the United States
U.S. federal statutory rate	35.00%	35.00%	35.00%
State taxes, net of U.S. federal tax benefit	1.10%	1.80%	1.80%
Income taxed at other than U.S. federal statutory rate	(0.40%)	(1.00%)	(1.30%)
Tax benefit from U.S. manufacturing	(2.20%)	(1.70%)	(1.70%)
Capital loss benefit	(2.70%)		(1.20%)
Nondeductible goodwill on Fetzer sale	2.10%
Other, net	(1.90%)		(1.50%)
Effective rate	31.00%	34.10%	31.10%
Reconciliation of beginning and ending unrecognized tax benefits
Unrecognized tax benefits at beginning of year	$ 35	$ 26	$ 35
Additions for tax positions provided in prior periods	1		1
Additions for tax positions provided in current period	14	13	4
Decreases for tax positions provided in prior years	(4)
Settlements of tax positions in the current period	(5)	(3)	(2)
Lapse of statutes of limitations	(1)	(1)	(12)
Unrecognized tax benefits at end of year	$ 40	$ 35	$ 26

Income Taxes (Details Textual) (USD $) In Millions	3 Months Ended
	Apr. 30, 2011	Apr. 30, 2010	Apr. 30, 2009	Apr. 30, 2008
Income Taxes (Textuals) [Abstract]
Valuation allowance	$ 23	$ 40
Loss and credit carryforwards U.S. capital losses	50	56
Foreign credit carryforwards	8
Deferred tax liabilities not provided on undistributed earnings of certain foreign subsidiaries	390	365
Additional deferred tax liabilities on undistributed earnings of certain foreign subsidiaries	76	73
Adjustment to reverse of income tax expense that was incorrectly recognized in prior periods	8
Gross unrecognized tax benefits	40	35	26	35
Reduction in effective income tax rate if recognized	22
Total gross interest and penalties	11	8	6
Increase in gross unrecognized tax benefits	0
U.K. Non Trading Loss [Member]
Additional Income Taxes (Textuals) [Abstract]
Non-trading loss carryforward	47
Others [Member]
Additional Income Taxes (Textuals) [Abstract]
Other foreign net operating losses	56
Others [Member] | Foreign [Member]
Additional Income Taxes (Textuals) [Abstract]
Other foreign net operating losses, Expire	25
Other foreign net operating losses, not Expire	31
Brown-Forman Beverages Europe [Member]
Additional Income Taxes (Textuals) [Abstract]
Non-trading loss carryforward			$ 13

Segment Information (Details) (USD $) In Millions	12 Months Ended
	Apr. 30, 2011	Apr. 30, 2010	Apr. 30, 2009
Net sales:
Net sales, product category	$ 3,404	$ 3,226	$ 3,192
Spirits [Member]
Net sales:
Net sales, product category	3,102	2,916	2,832
Wine [Member]
Net sales:
Net sales, product category	$ 302	$ 310	$ 360

Segment Information (Details 1) (USD $) In Millions	12 Months Ended
	Apr. 30, 2011	Apr. 30, 2010	Apr. 30, 2009
Net sales by geographic region:
Net Sales, United States	$ 1,525	$ 1,529	$ 1,542
Net Sales, geographic region	3,404	3,226	3,192
Europe
Net sales by geographic region:
Net Sales, Europe and Other	909	879	892
Other
Net sales by geographic region:
Net Sales, Europe and Other	$ 970	$ 818	$ 758

Segment Information (Details) (Textuals) (Mexico [Member], USD $) In Millions	Apr. 30, 2011	Apr. 30, 2010
Mexico [Member]
Segment Information (Textuals) [Abstract]
Net book value of property, plant, and equipment	$ 65	$ 62

Schedule II - Valuation and Qualifying Accounts (Details) (USD $) In Millions	12 Months Ended
	Apr. 30, 2011	Apr. 30, 2010	Apr. 30, 2009
Allowance for Doubtful Accounts [Member]
Movement in Valuation Allowances and Reserves [Roll Forward]
Balance at Beginning of Period	$ 16	$ 15	$ 19
Additions Charged to costs and Expenses	1
Additions Accounts Charged to Other	1	1
Deductions			4
Balance At End of Period	18	16	15
Accrued Restructuring Costs [Member]
Movement in Valuation Allowances and Reserves [Roll Forward]
Balance at Beginning of Period	2	12	0
Additions Charged to costs and Expenses			12
Deductions	2	10
Balance At End of Period	$ 0	$ 2	$ 12